UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

   2015 Semiannual Report

 TIAA Separate Account VA-1

   June 30, 2015

    Financial statements (unaudited)

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Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2015. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Contents
Information for contractowners	1
Important information about expenses	2
About the account’s benchmark	3
Account performance
Stock Index Account	4
Summary portfolio of investments	6
Financial statements (unaudited)
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	16
Management committee renewal of the investment management agreement	23
How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2015 Semiannual Report    1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015–June 30, 2015).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2015 Semiannual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2015

Stock Index Account	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,015.86	$3.75
5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ¡  2015 Semiannual Report    3

Stock Index Account

Performance for the six months ended June 30, 2015

The Stock Index Account returned 1.59% for the period, compared with the 1.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2015, the account returned 6.53%, versus 7.29% for the index.

    For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

    Investors were in a cautious mode during the six-month period. Economic indicators in the United States were mixed, and concerns about Greece and China, along with uncertainty regarding interest rates, produced greater volatility in the equity markets. As a result, returns for the period were modest, albeit positive. Investors generally favored small-capitalization stocks over those of mid- and large-cap equities, while growth stocks outshined their value counterparts. (Returns by investment style and market capitalization are based on the Russell indexes.)

Health care outperforms, utilities lag

For the six months, six of the ten industry sectors of the Russell 3000 Index posted positive returns. Health care led with a return of 11.4%, followed by consumer discretionary, telecommunication services and information technology, which returned 6.1%, 3.6% and 1.9%, respectively. Together, these four sectors represented nearly one-half of the benchmark’s total market capitalization on June 30, 2015.

    The worst-performing sectors were utilities, which are highly sensitive to interest rates, and energy and industrials, which returned –10.6%, –4.1% and –2.1%, respectively. Energy stock prices retreated in reaction to the sharp drop in crude oil prices early in the period.

    Only two of the five largest stocks in the index in terms of market capitalization at period-end, Apple and General Electric, beat the benchmark. The other large securities, Microsoft, Exxon Mobil and Johnson & Johnson, posted negative returns for the period.

4    2015 Semiannual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Account	11/1/1994	1.59%	6.53%	16.69%	7.45%

Russell 3000 Index	—	1.94	7.29	17.54	8.15

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2015

Information technology	18.8
Financials	18.1
Health care	15.0
Consumer discretionary	13.3
Industrials	10.7
Consumer staples	8.1
Energy	7.2
Materials	3.5
Utilities	2.8
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	49.0
More than $15 billion–$50 billion	23.3
More than $2 billion–$15 billion	22.8
$2 billion or less	4.9

Total	100.0

TIAA Separate Account VA-1  ¡  2015 Semiannual Report    5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2015

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$11,402	1.2%

BANKS
443,596		Bank of America Corp	7,550	0.8
128,146		Citigroup, Inc	7,079	0.7
156,743		JPMorgan Chase & Co	10,621	1.1
196,770		Wells Fargo & Co	11,066	1.1
		Other	24,083	2.5

			60,399	6.2

CAPITAL GOODS
26,794		3M Co	4,134	0.4
29,204		Boeing Co	4,051	0.4
425,577		General Electric Co	11,308	1.2
37,599		United Technologies Corp	4,171	0.4
		Other	49,788	5.1

			73,452	7.5

COMMERCIAL & PROFESSIONAL SERVICES			10,429	1.1

CONSUMER DURABLES & APPAREL			16,337	1.7

CONSUMER SERVICES			21,732	2.2

DIVERSIFIED FINANCIALS
34,666		iShares Russell 3000 Index Fund	4,298	0.4
		Other	35,536	3.7

			39,834	4.1

ENERGY
79,428		Chevron Corp	7,663	0.8
176,600	d	Exxon Mobil Corp	14,693	1.5
53,624		Schlumberger Ltd	4,622	0.5
		Other	42,912	4.4

			69,890	7.2

FOOD & STAPLES RETAILING
47,661		CVS Corp	4,999	0.5
66,714		Wal-Mart Stores, Inc	4,732	0.5
		Other	9,876	1.0

			19,607	2.0

FOOD, BEVERAGE & TOBACCO
83,059		Altria Group, Inc	4,062	0.4
165,626		Coca-Cola Co	6,497	0.7
62,342		PepsiCo, Inc	5,819	0.6
65,431		Philip Morris International, Inc	5,246	0.5
		Other	21,321	2.2

			42,945	4.4

6	2015 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2015

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
60,193		Medtronic plc	$4,460	0.5%
40,208		UnitedHealth Group, Inc	4,905	0.5
		Other	43,348	4.4

			52,713	5.4

HOUSEHOLD & PERSONAL PRODUCTS
114,589		Procter & Gamble Co	8,966	0.9
		Other	7,150	0.8

			16,116	1.7

INSURANCE
78,483	*	Berkshire Hathaway, Inc (Class B)	10,683	1.1
		Other	28,552	2.9

			39,235	4.0

MATERIALS			33,757	3.5

MEDIA
89,664		Comcast Corp (Class A)	5,392	0.6
71,662		Walt Disney Co	8,180	0.8
		Other	20,828	2.1

			34,400	3.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
73,909		AbbVie, Inc	4,966	0.5
16,576	*	Allergan plc	5,030	0.5
32,120		Amgen, Inc	4,931	0.5
9,953	*	Biogen Idec, Inc	4,020	0.4
70,462		Bristol-Myers Squibb Co	4,689	0.5
62,068		Gilead Sciences, Inc	7,267	0.7
117,126		Johnson & Johnson	11,415	1.2
119,465		Merck & Co, Inc	6,801	0.7
260,080		Pfizer, Inc	8,721	0.9
		Other	36,093	3.7

			93,933	9.6

REAL ESTATE			37,241	3.8

RETAILING
16,099	*	Amazon.com, Inc	6,988	0.7
54,868		Home Depot, Inc	6,098	0.7
		Other	32,411	3.3

			45,497	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
200,375		Intel Corp	6,094	0.6
		Other	17,027	1.7

			23,121	2.3

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	7

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2015

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
91,398	*	Facebook, Inc		$7,839	0.8%
12,424	*	Google, Inc		6,467	0.7
12,175	*	Google, Inc (Class A)		6,575	0.7
38,352		International Business Machines Corp		6,238	0.6
42,222		Mastercard, Inc (Class A)		3,947	0.4
341,683		Microsoft Corp		15,085	1.5
133,816		Oracle Corp		5,393	0.6
82,912		Visa, Inc (Class A)		5,568	0.6
		Other		44,947	4.6

				102,059	10.5

TECHNOLOGY HARDWARE & EQUIPMENT
243,330		Apple, Inc		30,520	3.1
214,801		Cisco Systems, Inc		5,898	0.6
68,847		Qualcomm, Inc		4,312	0.5
		Other		17,670	1.8

				58,400	6.0

TELECOMMUNICATION SERVICES
219,332		AT&T, Inc		7,791	0.8
172,258		Verizon Communications, Inc		8,029	0.8
		Other		3,753	0.4

				19,573	2.0

TRANSPORTATION				20,868	2.1

UTILITIES				27,696	2.8

		TOTAL COMMON STOCKS	(Cost $481,978)	970,636	99.5

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6	0.0

TELECOMMUNICATION SERVICES				6	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $11)	12	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
21,088,885	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		21,089	2.1

				21,089	2.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $21,089)	21,089	2.1

		TOTAL PORTFOLIO	(Cost $503,078)	991,737	101.6
		OTHER ASSETS & LIABILITIES, NET		(16,003)	(1.6)

		NET ASSETS		$975,734	100.0%

8	2015 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2015

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/15, the aggregate value of securities on loan is $20,648,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2015

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$991,737
Cash	3,777
Dividends and interest receivable	1,136
Receivable from securities transactions	23,355
Receivable for variation margin on open futures contracts	6
Other	243

Total assets	1,020,254

LIABILITIES
Payable for collateral for securities loaned	21,089
Payable for securities transactions	22,844
Due to affiliates	506
Other	81

Total liabilities	44,520

NET ASSETS
Accumulation Fund	$975,734

Accumulation units outstanding	6,322

Accumulation unit value	$154.34

* Portfolio investments, at cost	$503,078
† Includes securities loaned of	$20,648

10	2015 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2015

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$12,532
Income from securities lending	176

Total income	12,708

EXPENSES
Administrative	984
Investment advisory	1,475
Mortality and expense risk charges	1,967

Total expenses	4,426
Less: Expense waiver by investment adviser	(738)

Net expenses	3,688

Net investment income (loss)	9,020

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	30,821
Futures transactions	82

Net realized gain (loss) on total investments	30,903

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(24,073)
Futures transactions	(59)

Net change in unrealized appreciation (depreciation) on total investments	(24,132)

Net realized and unrealized gain (loss) on total investments	6,771

Net increase (decrease) in net assets from operations	$15,791

* Net of foreign withholding taxes of	$4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	11

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2015	December 31, 2014

	(unaudited)
OPERATIONS
Net investment income (loss)	$9,020	$11,390
Net realized gain (loss) on total investments	30,903	31,730
Net change in unrealized appreciation (depreciation) on total investments	(24,132)	63,333

Net increase (decrease) in net assets from operations	15,791	106,453

FROM CONTRACTOWNER TRANSACTIONS
Premiums	13,255	30,496
Withdrawals and death benefits	(41,890)	(83,834)

Net increase (decrease) from contractowner transactions	(28,635)	(53,338)

Net increase (decrease) in net assets	(12,844)	53,115

NET ASSETS
Beginning of period	988,578	935,463

End of period	$975,734	$988,578

ACCUMULATION UNITS
Units purchased	85	216
Units sold	(270)	(587)

OUTSTANDING
Beginning of period	6,507	6,878

End of period	6,322	6,507

12	2015 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	13

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/15	§	$1.984	$0.576	$1.408	$1.001	$2.409	$151.930
12/31/14		2.761	1.067	1.694	14.236	15.930	136.000
12/31/13		2.402	0.896	1.506	31.870	33.376	102.624
12/31/12		2.256	0.735	1.521	12.334	13.855	88.769
12/31/11		1.754	0.671	1.083	(0.755)	0.328	88.441
12/31/10		1.542	0.591	0.951	11.319	12.270	76.171

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
§	Unaudited

14	2015 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$154.339	1.59%[c]	0.90%[d]	0.75%[d]	1.83%[d]	5%[c]	6	$976
151.930	11.71	0.90	0.75	1.19	7	7	989
136.000	32.52	0.90	0.75	1.26	7	7	935
102.624	15.60	0.90	0.75	1.55	7	7	752
88.769	0.37	0.90	0.75	1.21	6	8	699
88.441	16.11	0.90	0.75	1.21	10	8	745

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	15

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time

16	2015 Semiannual Report ▪ TIAA Separate Account VA-1

depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The adoption of the Update did not have a material impact on the Accounts’ financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	17

Notes to financial statements (unaudited)

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2015, there were no material transfers between levels by the Account.

18	2015 Semiannual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of June 30, 2015, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity Investments:
Health care	$146,646	$—	$6	$146,652
Telecommunication services	19,573	—	6	19,579
All other equity investments*	804,417	—	—	804,417
Short-term investments	21,089	—	—	21,089
Futures**	(59)	—	—	(59)

Total	$991,666	$—	$12	$991,678

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2015, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Liabilities derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures	*	$(59)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the payable for variation margin on open futures contracts.

For the period ended June 30, 2015, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$82	$(59)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	19

Notes to financial statements (unaudited)

into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2015, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1.00% of net assets.

At June 30, 2015, the Account held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Stock Index	S&P 500 Index E-Mini	29	2,979	September 2015	$(59)

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of

20	2015 Semiannual Report ▪ TIAA Separate Account VA-1

continued

cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of June 30, 2015, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $488,659,000, consisting of gross unrealized appreciation of $520,220,000 and gross unrealized depreciation of $(31,561,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended June 30, 2015 were $48,772,000 and $73,035,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2015, there were no borrowings under this credit facility by the Account.

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2015 Semiannual Report ▪ TIAA Separate Account VA-1

Management committee renewal of the investment management agreement (unaudited)

Among its other duties, the Management Committee (the “Committee” or the “Managers”) of TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Managers are deemed to be independent persons for this purpose.

Overview of the renewal process

The Committee held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to the Separate Account using its previously-established process. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Committee members and legal counsel to the Managers to develop guidelines and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Operations Committee and the Committee during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Committee meetings, the Operations Committee, along with other committees of the Committee, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Managers, legal counsel to the Managers and legal counsel to TAI and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Committee, Lipper produced, among other information, performance and expense comparison data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	23

Management committee renewal of the investment management agreement (unaudited)

long-term investment performance, portfolio turnover rate and brokerage commission costs. Lipper also compared much of this data for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Lipper, and, in the case of the investment performance data, against the Separate Account’s benchmark index, the Russell 3000® Index. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of the Separate Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Committee also requested and reviewed various information provided by TAI to facilitate the Managers’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this regard, the Committee recognized that different Managers could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Separate Account’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Committee meetings held on March 12 and March 26, 2015, legal counsel to the Managers requested on behalf of the Committee, and TAI provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the

24	2015 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Separate Account; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee and to its Committees on an ongoing basis in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement for the Separate Account, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Separate Account. At its meeting on March 26, 2015, the Committee voted unanimously to renew the Agreement for the Separate Account. Set forth below are certain general factors the Committee considered, followed by a summary of certain specific factors the Committee considered specifically related to the Separate Account.

The nature, extent and quality of services

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI or its affiliates also manage accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA-CREF Life Funds. Under the Agreement, TAI is responsible for, among other duties: managing the assets of

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	25

Management committee renewal of the investment management agreement (unaudited)

the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Separate Account to the Committee on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Separate Account. The Committee considered that TAI has carried out these responsibilities in a competent and professional manner.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Committee considered the investment performance of the Separate Account, over the periods indicated in the synopsis below. The Committee considered the Separate Account’s performance as compared to its peer universe and its benchmark index. The Committee also reviewed the performance of the Separate Account before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. In this regard, the Committee considered that the performance of the Separate Account generally compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account and certain other relevant factors) and the Separate Account ranked in the top three performance quintiles versus its peer universe of mutual funds that underlie variable insurance products in all reported time periods except the ten-year period. (For additional detail regarding the Separate Account’s performance, see the synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range.

Cost and profitability

The Committee considered financial and profitability data relating to TAI for the calendar year 2014. The Committee considered TAI’s profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. The Committee considered that TAI had incurred losses with respect to the Separate Account in 2014.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio

26	2015 Semiannual Report ▪ TIAA Separate Account VA-1

continued

management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Committee considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Committee determined that the management fee rates charged to the Separate Account under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable insurance products are set and potentially material differences between the Separate Account and its comparable mutual funds that underlie variable insurance products. Additionally, the Committee also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement with respect to the Separate Account was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that because TAI operated the Separate Account at a loss, there was little opportunity to pass economies of scale on to Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Committee considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies, including other funds and accounts that are indexed to the Russell 3000® Index. The Committee considered the schedule of management fee rates for each of these funds and accounts. The Committee also considered TAI’s representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI or its affiliates; may target different types of investors; and/or may be packaged with

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	27

Management committee renewal of the investment management agreement (unaudited)

other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Committee also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI and the Separate Account may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Certain specific factors considered by the committee

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. “Gross performance” means the Separate Account’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries. For reference, one basis point is equal to 0.01%. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to the Separate Account during 2014 under the Agreement.

•	The Separate Account’s annual contractual management fee rate is 0.30% of average daily net assets, but is waived by TAI to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expenses actual management fees and contractual management fees were in the 4th, 1st and 1st quintiles, respectively, of the group of comparable funds selected by Lipper for expense comparison purposes and in the 5th and 1st quintiles, respectively, of the universe of comparable funds selected by Lipper for expense comparison purposes.

•

The Separate Account did not have a group of comparable funds selected by Lipper for performance comparison purposes. The Fund was in the 2nd, 2nd, 2nd and 4th quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.

28	2015 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

•	For the one- and three-year periods, the Separate Account’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was –5 and –5 basis points, respectively.
•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account

TIAA Separate Account VA-1 ▪ 2015 Semiannual Report	29

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TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.2%
3,217	*	American Axle & Manufacturing Holdings, Inc	$67
9,597		BorgWarner, Inc	545
2,442		Cooper Tire & Rubber Co	83
605	*	Cooper-Standard Holding, Inc	37
6,736		Dana Holding Corp	139
12,194		Delphi Automotive plc	1,038
1,200	*,e	Dorman Products, Inc	57
1,013		Drew Industries, Inc	59
1,256	*	Federal Mogul Corp (Class A)	14
164,723		Ford Motor Co	2,472
520	*	Fox Factory Holding Corp	8
67,880		General Motors Co	2,262
12,394		Gentex Corp	204
1,535	*	Gentherm, Inc	84
10,982		Goodyear Tire & Rubber Co	331
8,796		Harley-Davidson, Inc	496
27,652		Johnson Controls, Inc	1,370
3,236		Lear Corp	363
428		Metaldyne Performance Group, Inc	8
2,342	*	Modine Manufacturing Co	25
670	*	Motorcar Parts of America, Inc	20
1,304		Remy International, Inc	29
909		Standard Motor Products, Inc	32
1,336	*	Stoneridge, Inc	16
157		Strattec Security Corp	11
1,205		Superior Industries International, Inc	22
2,561	*	Tenneco, Inc	147
4,110	*,e	Tesla Motors, Inc	1,103
1,931		Thor Industries, Inc	109
897	*	Tower International, Inc	23
1,873	*	Visteon Corp	197
1,327	e	Winnebago Industries, Inc	31

		TOTAL AUTOMOBILES & COMPONENTS	11,402

BANKS - 6.2%
629		1st Source Corp	22
374		American National Bankshares, Inc	9
1,244		Ameris Bancorp	31
387		Ames National Corp	10
111	*	Anchor BanCorp Wisconsin, Inc	4
1,475		Apollo Residential Mortgage	22
608		Arrow Financial Corp	16
6,444		Associated Banc-Corp	131
3,765		Astoria Financial Corp	52
1,300		Banc of California, Inc	18
333		Bancfirst Corp	22
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	41
4,206		Bancorpsouth, Inc	108
2,688		Bank Mutual Corp	21
443,596		Bank of America Corp	7,550
1,836	e	Bank of Hawaii Corp	122
288		Bank of Marin Bancorp	15
3,365		Bank of the Ozarks, Inc	154
1,044		BankFinancial Corp	12
4,327		BankUnited	156
824		Banner Corp	40
261		Bar Harbor Bankshares	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

30,427		BB&T Corp	$1,227
3,505		BBCN Bancorp, Inc	52
247	*,e	BBX Capital Corp	4
3,521	*	Beneficial Bancorp, Inc	44
1,257		Berkshire Hills Bancorp, Inc	36
1,165	*	Blue Hills Bancorp, Inc	16
812		BNC Bancorp	16
646	*	BofI Holding, Inc	68
1,144	e	BOK Financial Corp	80
3,543		Boston Private Financial Holdings, Inc	48
354		Bridge Bancorp, Inc	9
475	*	Bridge Capital Holdings	14
2,984		Brookline Bancorp, Inc	34
630		Bryn Mawr Bank Corp	19
409		Camden National Corp	16
962	*	Capital Bank Financial Corp	28
659		Capital City Bank Group, Inc	10
5,890		Capitol Federal Financial	71
1,503		Cardinal Financial Corp	33
1,376	*	Cascade Bancorp	7
3,338		Cathay General Bancorp	108
1,935		Centerstate Banks of Florida, Inc	26
987		Central Pacific Financial Corp	23
152		Century Bancorp, Inc	6
1,050		Charter Financial Corp	13
1,427		Chemical Financial Corp	47
7,352		CIT Group, Inc	342
128,146		Citigroup, Inc	7,079
533		Citizens & Northern Corp	11
12,829		Citizens Financial Group, Inc	350
644	e	City Holding Co	32
2,027		City National Corp	183
856		Clifton Bancorp, Inc	12
498		CNB Financial Corp	9
1,740		CoBiz, Inc	23
2,323		Columbia Banking System, Inc	76
7,527		Comerica, Inc	386
3,470		Commerce Bancshares, Inc	162
1,740	e	Community Bank System, Inc	66
651		Community Trust Bancorp, Inc	23
449	*	CommunityOne Bancorp	5
1,146		ConnectOne Bancorp, Inc	25
411	*	CU Bancorp	9
2,283		Cullen/Frost Bankers, Inc	179
1,005	*	Customers Bancorp, Inc	27
4,428		CVB Financial Corp	78
1,325		Dime Community Bancshares	22
1,262	*	Eagle Bancorp, Inc	56
6,149		East West Bancorp, Inc	276
301		Enterprise Bancorp, Inc	7
828		Enterprise Financial Services Corp	19
2,337	*	Essent Group Ltd	64
3,701		EverBank Financial Corp	73
63	*	Farmers Capital Bank Corp	2
1,196	*	FCB Financial Holdings, Inc	38
384		Federal Agricultural Mortgage Corp (Class C)	11
470		Fidelity Southern Corp	8
34,209		Fifth Third Bancorp	712
664		Financial Institutions, Inc	17
720		First Bancorp (NC)	12
4,520	*	First Bancorp (Puerto Rico)	22
498		First Bancorp, Inc	10
3,831		First Busey Corp	25
180		First Business Financial Services, Inc	8
327		First Citizens Bancshares, Inc (Class A)	86
3,957		First Commonwealth Financial Corp	38
680		First Community Bancshares, Inc	12
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,653		First Financial Bancorp	$48
2,808	e	First Financial Bankshares, Inc	97
590		First Financial Corp	21
10,029		First Horizon National Corp	157
747		First Interstate Bancsystem, Inc	21
1,580		First Merchants Corp	39
3,493		First Midwest Bancorp, Inc	66
670	*	First NBC Bank Holding Co	24
14,970		First Niagara Financial Group, Inc	141
432		First of Long Island Corp	12
6,015		First Republic Bank	379
6,780		FirstMerit Corp	141
890	*	Flagstar Bancorp, Inc	16
1,327		Flushing Financial Corp	28
7,364		FNB Corp	105
752		Fox Chase Bancorp, Inc	13
222	*	Franklin Financial Network, Inc	5
7,161		Fulton Financial Corp	94
602		German American Bancorp, Inc	18
3,303		Glacier Bancorp, Inc	97
500		Great Southern Bancorp, Inc	21
1,739		Great Western Bancorp, Inc	42
455	*	Green Bancorp, Inc	7
710		Guaranty Bancorp	12
3,286		Hancock Holding Co	105
1,525		Hanmi Financial Corp	38
879		Heartland Financial USA, Inc	33
1,007		Heritage Commerce Corp	10
1,277		Heritage Financial Corp	23
396		Heritage Financial Group	12
917		Heritage Oaks Bancorp	7
3,399	*	Hilltop Holdings, Inc	82
57		Hingham Institution for Savings	7
2,400		Home Bancshares, Inc	88
698		HomeStreet, Inc	16
980	*	HomeTrust Bancshares, Inc	16
259		Horizon Bancorp	7
22,389		Hudson City Bancorp, Inc	221
754		Hudson Valley Holding Corp	21
34,297		Huntington Bancshares, Inc	388
1,574		IBERIABANK Corp	107
350	*	Impac Mortgage Holdings, Inc	7
1,031		Independent Bank Corp (MA)	48
1,023		Independent Bank Corp (MI)	14
406		Independent Bank Group, Inc	17
2,385		International Bancshares Corp	64
15,075		Investors Bancorp, Inc	185
156,743		JPMorgan Chase & Co	10,621
3,956	*	Kearny Financial Corp	44
35,830		Keycorp	538
1,670		Ladder Capital Corp	29
1,629		Lakeland Bancorp, Inc	19
734		Lakeland Financial Corp	32
2,001		LegacyTexas Financial Group, Inc	60
286	*	LendingTree, Inc	23
5,578		M&T Bank Corp	697
731		MainSource Financial Group, Inc	16
3,188		MB Financial, Inc	110
724		Mercantile Bank Corp	16
273		Merchants Bancshares, Inc	9
2,343	*	Meridian Bancorp, Inc	31
241		Meta Financial Group, Inc	10
14,797	*	MGIC Investment Corp	168
334		MidWestOne Financial Group, Inc	11
1,713		National Bank Holdings Corp	36
357		National Bankshares, Inc	10
248	*	National Commerce Corp	6
6,208		National Penn Bancshares, Inc	70

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,624	*,e	Nationstar Mortgage Holdings, Inc	$27
1,992		NBT Bancorp, Inc	52
18,627	e	New York Community Bancorp, Inc	342
1,173		NewBridge Bancorp	11
2,265	*	NMI Holdings, Inc	18
2,143		Northfield Bancorp, Inc	32
4,319		Northwest Bancshares, Inc	55
741		OceanFirst Financial Corp	14
4,557	*,e	Ocwen Financial Corp	47
1,902		OFG Bancorp	20
4,647		Old National Bancorp	67
1,237	*	Old Second Bancorp, Inc	8
441		Opus Bank	16
2,090		Oritani Financial Corp	34
991		Pacific Continental Corp	13
726	*	Pacific Premier Bancorp, Inc	12
4,338		PacWest Bancorp	203
529		Park National Corp	46
1,481		Park Sterling Bank	11
534		Peapack Gladstone Financial Corp	12
221		Penns Woods Bancorp, Inc	10
686		Pennsylvania Commerce Bancorp, Inc	18
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	14
333		Peoples Financial Services Corp	13
12,770		People’s United Financial, Inc	207
1,562		Pinnacle Financial Partners, Inc	85
21,871		PNC Financial Services Group, Inc	2,092
4,451	*	Popular, Inc	128
564		Preferred Bank	17
3,318		PrivateBancorp, Inc	132
2,962		Prosperity Bancshares, Inc	171
2,748		Provident Financial Services, Inc	52
110		QCR Holdings, Inc	2
8,211		Radian Group, Inc	154
56,649		Regions Financial Corp	587
1,263	e	Renasant Corp	41
612		Republic Bancorp, Inc (Class A)	16
1,466		S&T Bancorp, Inc	43
1,134		Sandy Spring Bancorp, Inc	32
735	*	Seacoast Banking Corp of Florida	12
938		ServisFirst Bancshares, Inc	35
370		Sierra Bancorp	6
2,150	*	Signature Bank	315
1,265		Simmons First National Corp (Class A)	59
1,062		South State Corp	81
468	e	Southside Bancshares, Inc	14
740		Southwest Bancorp, Inc	14
706	*	Square Financial, Inc	19
1,614		State Bank & Trust Co	35
3,988		Sterling Bancorp/DE	59
615		Stock Yards Bancorp, Inc	23
443		Stonegate Bank	13
601	*	Stonegate Mortgage Corp	6
513		Suffolk Bancorp	13
385	*	Sun Bancorp, Inc	7
21,800		SunTrust Banks, Inc	938
7,879		Susquehanna Bancshares, Inc	111
2,164	*	SVB Financial Group	312
5,625		Synovus Financial Corp	173
2,319		Talmer Bancorp Inc	39
7,139		TCF Financial Corp	119
565		Territorial Bancorp, Inc	14
1,877	*	Texas Capital Bancshares, Inc	117
3,346		TFS Financial Corp	56
1,514	*	The Bancorp, Inc	14
664		Tompkins Trustco, Inc	36
2,219	e	TowneBank	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

968		Trico Bancshares	$23
943	*	Tristate Capital Holdings, Inc	12
237	*	Triumph Bancorp, Inc	3
4,883		Trustco Bank Corp NY	34
2,849		Trustmark Corp	71
1,665		UMB Financial Corp	95
9,264		Umpqua Holdings Corp	167
1,915		Union Bankshares Corp	45
2,963		United Bankshares, Inc	119
2,012		United Community Banks, Inc	42
1,829		United Community Financial Corp	10
2,342		United Financial Bancorp, Inc (New)	32
792		Univest Corp of Pennsylvania	16
70,756		US Bancorp	3,071
10,196		Valley National Bancorp	105
1,098	*	Walker & Dunlop, Inc	29
4,118		Washington Federal, Inc	96
718		Washington Trust Bancorp, Inc	28
1,507		Waterstone Financial, Inc	20
3,918		Webster Financial Corp	155
196,770		Wells Fargo & Co	11,066
1,549		WesBanco, Inc	53
746		West Bancorporation, Inc	15
1,162	e	Westamerica Bancorporation	59
3,370	*	Western Alliance Bancorp	114
2,922		Wilshire Bancorp, Inc	37
1,947		Wintrust Financial Corp	104
960		WSFS Financial Corp	26
965	*	Yadkin Financial Corp	20
8,430		Zions Bancorporation	268

		TOTAL BANKS	60,399

CAPITAL GOODS - 7.5%
26,794		3M Co	4,134
3,138		A.O. Smith Corp	226
1,914		Aaon, Inc	43
1,501		AAR Corp	48
2,045	*	Accuride Corp	8
2,508		Actuant Corp (Class A)	58
1,849		Acuity Brands, Inc	333
1,431		Advanced Drainage Systems, Inc	42
6,338	*	Aecom Technology Corp	210
1,808	*	Aegion Corp	34
2,743	*	Aerojet Rocketdyne Holdings, Inc	57
831	*	Aerovironment, Inc	22
3,201	e	AGCO Corp	182
4,322		Air Lease Corp	147
2,801		Aircastle Ltd	63
374		Alamo Group, Inc	20
1,204		Albany International Corp (Class A)	48
4,113		Allegion plc	247
205		Allied Motion Technologies, Inc	5
7,514		Allison Transmission Holdings, Inc	220
1,234		Altra Holdings, Inc	34
909	*	Ameresco, Inc	7
440	e	American Railcar Industries, Inc	21
373		American Science & Engineering, Inc	16
475	*	American Woodmark Corp	26
10,272		Ametek, Inc	563
1,268		Apogee Enterprises, Inc	67
1,687		Applied Industrial Technologies, Inc	67
555		Argan, Inc	22
1,645	*	Armstrong World Industries, Inc	88
4,418	*	ArvinMeritor, Inc	58
729		Astec Industries, Inc	30
810	*	Astronics Corp	57
1,128		AZZ, Inc	58
4,582		Babcock & Wilcox Co	150

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,326		Barnes Group, Inc	$91
4,475		BE Aerospace, Inc	246
2,092	*	Beacon Roofing Supply, Inc	69
2,033	*	Blount International, Inc	22
29,204		Boeing Co	4,051
2,014		Briggs & Stratton Corp	39
2,012	*	Builders FirstSource, Inc	26
793	*	CAI International, Inc	16
2,752		Carlisle Cos, Inc	276
25,493		Caterpillar, Inc	2,162
1,264	*	Chart Industries, Inc	45
4,142	e	Chicago Bridge & Iron Co NV	207
728		CIRCOR International, Inc	40
2,112		Clarcor, Inc	131
4,213	*,e	Colfax Corp	194
840		Columbus McKinnon Corp	21
1,687		Comfort Systems USA, Inc	39
1,268	*	Commercial Vehicle Group, Inc	9
1,330	*	Continental Building Products Inc	28
2,014		Crane Co	118
916		Cubic Corp	44
7,657		Cummins, Inc	1,005
2,009		Curtiss-Wright Corp	146
25,896		Danaher Corp	2,216
14,098		Deere & Co	1,368
3,064	*	DigitalGlobe, Inc	85
5,796		Donaldson Co, Inc	207
932		Douglas Dynamics, Inc	20
6,781		Dover Corp	476
485	*	Ducommun, Inc	12
567	*	DXP Enterprises, Inc	26
1,512	*	Dycom Industries, Inc	89
19,735		Eaton Corp	1,332
2,642		EMCOR Group, Inc	126
28,221		Emerson Electric Co	1,564
840		Encore Wire Corp	37
1,774		EnerSys	125
788		Engility Holdings, Inc	20
711	*,e	Enphase Energy, Inc	5
1,003		EnPro Industries, Inc	57
1,174		ESCO Technologies, Inc	44
1,364	*	Esterline Technologies Corp	130
12,415	e	Fastenal Co	524
2,645		Federal Signal Corp	39
5,706		Flowserve Corp	300
6,186		Fluor Corp	328
6,740		Fortune Brands Home & Security, Inc	309
2,155		Franklin Electric Co, Inc	70
635		Freightcar America, Inc	13
7,600	*,e	FuelCell Energy, Inc	7
2,145	*	Furmanite Corp	17
1,855		GATX Corp	99
2,968	*,e	Generac Holdings, Inc	118
2,068		General Cable Corp	41
12,312		General Dynamics Corp	1,744
425,577		General Electric Co	11,308
1,331	*	Gibraltar Industries, Inc	27
966		Global Brass & Copper Holdings, Inc	16
903		Gorman-Rupp Co	25
2,508		Graco, Inc	178
4,898	*	GrafTech International Ltd	24
470		Graham Corp	10
1,667		Granite Construction, Inc	59
3,079	*	Great Lakes Dredge & Dock Corp	18
1,206	e	Greenbrier Cos, Inc	56
1,574		Griffon Corp	25
1,293		H&E Equipment Services, Inc	26
3,556		Harsco Corp	59
797	*	HC2 Holdings, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,210	*	HD Supply Holdings, Inc	$254
816	e	HEICO Corp	48
1,672	*	HEICO Corp (Class A)	85
4,078		Hexcel Corp	203
2,578		Hillenbrand, Inc	79
33,019		Honeywell International, Inc	3,367
2,399		Hubbell, Inc (Class B)	260
2,054		Huntington Ingalls	231
316		Hurco Cos, Inc	11
404		Hyster-Yale Materials Handling, Inc	28
3,297		IDEX Corp	259
12,637		Illinois Tool Works, Inc	1,160
11,179		Ingersoll-Rand plc	754
916		Insteel Industries, Inc	17
3,749		ITT Corp	157
5,314	*	Jacobs Engineering Group, Inc	216
1,308		John Bean Technologies Corp	49
4,106		Joy Global, Inc	149
386		Kadant, Inc	18
1,238		Kaman Corp	52
6,104		KBR, Inc	119
3,474		Kennametal, Inc	119
1,479	*,e	KEYW Holding Corp	14
2,122	*	KLX, Inc	94
1,860	*	Kratos Defense & Security Solutions, Inc	12
3,482		L-3 Communications Holdings, Inc	395
464		LB Foster Co (Class A)	16
1,756		Lennox International, Inc	189
3,270		Lincoln Electric Holdings, Inc	199
495	e	Lindsay Manufacturing Co	44
11,460		Lockheed Martin Corp	2,130
1,293		LSI Industries, Inc	12
853	*	Lydall, Inc	25
5,733		Manitowoc Co, Inc	112
14,730		Masco Corp	393
1,317	*	Masonite International Corp	92
2,813	*	Mastec, Inc	56
2,423	*	Middleby Corp	272
614		Miller Industries, Inc	12
1,679	*	Moog, Inc (Class A)	119
4,196	*	MRC Global, Inc	65
1,867		MSC Industrial Direct Co (Class A)	130
2,210		Mueller Industries, Inc	77
7,046		Mueller Water Products, Inc (Class A)	64
881	*	MYR Group, Inc	27
206	e	National Presto Industries, Inc	17
2,256	*,e	Navistar International Corp	51
1,244	*	NCI Building Systems, Inc	19
822		NN, Inc	21
2,574		Nordson Corp	200
383	*	Nortek, Inc	32
8,186		Northrop Grumman Corp	1,299
435	*	Northwest Pipe Co	9
4,741	*,e	NOW, Inc	94
130	*	NV5 Holdings, Inc	3
2,511		Orbital ATK, Inc	184
1,499	*	Orion Marine Group, Inc	11
3,310		Oshkosh Truck Corp	140
4,985		Owens Corning, Inc	206
15,047		Paccar, Inc	960
4,511		Pall Corp	561
5,858		Parker Hannifin Corp	681
442	*	Patrick Industries, Inc	17
7,615		Pentair plc	524
1,399	*	Perini Corp	30
1,847	*	Pgt, Inc	27
7,340	*,e	Plug Power, Inc	18
738	*	Ply Gem Holdings, Inc	9
1,889	*	Polypore International, Inc	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

416		Powell Industries, Inc	$15
193	*,e	Power Solutions International, Inc	10
751	*	PowerSecure International, Inc	11
5,838		Precision Castparts Corp	1,167
96		Preformed Line Products Co	4
1,410		Primoris Services Corp	28
1,003	*,e	Proto Labs, Inc	68
1,522		Quanex Building Products Corp	33
8,626	*	Quanta Services, Inc	249
1,726		Raven Industries, Inc	35
12,891		Raytheon Co	1,233
1,025		RBC Bearings, Inc	74
1,909		Regal-Beloit Corp	139
3,903	*	Rexnord Corp	93
5,686		Rockwell Automation, Inc	709
5,589		Rockwell Collins, Inc	516
4,148		Roper Industries, Inc	715
1,497	*	Rush Enterprises, Inc (Class A)	39
1,742		Simpson Manufacturing Co, Inc	59
2,375		Snap-On, Inc	378
2,496	*,e	SolarCity Corp	134
460	*	Sparton Corp	13
5,987	*	Spirit Aerosystems Holdings, Inc (Class A)	330
1,707		SPX Corp	124
537		Standex International Corp	43
6,496		Stanley Works	684
626	*	Stock Building Supply Holdings, Inc	12
1,027		Sun Hydraulics Corp	39
1,507	e	TAL International Group, Inc	48
2,271	*,e	Taser International, Inc	76
1,462	*	Teledyne Technologies, Inc	154
775		Tennant Co	51
4,378		Terex Corp	102
967	e	Textainer Group Holdings Ltd	25
11,722		Textron, Inc	523
431	*,e	The ExOne Company	5
1,423	*	Thermon Group Holdings	34
3,277		Timken Co	120
1,841	e	Titan International, Inc	20
784	*	Titan Machinery, Inc	12
2,344		Toro Co	159
2,253		TransDigm Group, Inc	506
1,428	*	Trex Co, Inc	71
1,999	*	Trimas Corp	59
6,464		Trinity Industries, Inc	171
2,084		Triumph Group, Inc	138
370		Twin Disc, Inc	7
4,105	*	United Rentals, Inc	360
37,599		United Technologies Corp	4,171
850		Universal Forest Products, Inc	44
3,899	*,e	USG Corp	108
1,027	e	Valmont Industries, Inc	122
455	*	Vectrus, Inc	11
365	*	Veritiv Corp	13
1,023	*	Vicor Corp	12
2,825		W.W. Grainger, Inc	669
3,136	*	Wabash National Corp	39
2,314	*	WABCO Holdings, Inc	286
1,142		Watsco, Inc	141
1,120		Watts Water Technologies, Inc (Class A)	58
1,862	*,e	WESCO International, Inc	128
4,043		Westinghouse Air Brake Technologies Corp	381
2,765		Woodward Governor Co	152
502	*	Xerium Technologies, Inc	9
7,576		Xylem, Inc	281

		TOTAL CAPITAL GOODS	73,452

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,371		ABM Industries, Inc	$78
2,247	e	Acacia Research (Acacia Technologies)	20
4,648	*	ACCO Brands Corp	36
825		Administaff, Inc	42
7,234	e	ADT Corp	243
1,786	*	Advisory Board Co	98
928		American Ecology Corp	45
2,166	*	ARC Document Solutions, Inc	16
383		Barrett Business Services, Inc	14
2,120		Brady Corp (Class A)	52
2,034		Brink’s Co	60
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,526	*	CBIZ, Inc	24
669		CDI Corp	9
1,444		CEB, Inc	126
948		Ceco Environmental Corp	11
4,032		Cintas Corp	341
4,150		Civeo Corp	13
2,642	*	Clean Harbors, Inc	142
5,229	*	Copart, Inc	185
4,991		Covanta Holding Corp	106
555	*	CRA International, Inc	15
2,111		Deluxe Corp	131
1,518		Dun & Bradstreet Corp	185
1,357		Ennis, Inc	25
5,029		Equifax, Inc	488
1,364		Essendant, Inc	54
1,201		Exponent, Inc	54
419	*	Franklin Covey Co	8
1,807	*	FTI Consulting, Inc	74
841		G & K Services, Inc (Class A)	58
645	*	GP Strategies Corp	21
2,955		Healthcare Services Group	98
943		Heidrick & Struggles International, Inc	25
218	*	Heritage-Crystal Clean, Inc	3
2,682		Herman Miller, Inc	78
1,049	*	Hill International, Inc	5
1,952		HNI Corp	100
1,045	*	Huron Consulting Group, Inc	73
892	*	ICF International, Inc	31
7,377	*	ICO Global Communications Holdings Ltd	10
2,904	*	IHS, Inc (Class A)	374
1,756	*	Innerworkings, Inc	12
2,666		Interface, Inc	67
5,993		KAR Auction Services, Inc	224
1,394		Kelly Services, Inc (Class A)	21
1,045		Kforce, Inc	24
1,737		Kimball International, Inc (Class B)	21
2,203		Knoll, Inc	55
2,239		Korn/Ferry International	78
3,262		Manpower, Inc	292
1,395		Matthews International Corp (Class A)	74
1,113		McGrath RentCorp	34
757	*	Mistras Group, Inc	14
1,928		Mobile Mini, Inc	81
1,290		MSA Safety, Inc	63
514		Multi-Color Corp	33
2,186	*	Navigant Consulting, Inc	32
15,185		Nielsen Holdings NV	680
563		NL Industries, Inc	4
2,194	*	On Assignment, Inc	86
8,369		Pitney Bowes, Inc	174
1,198		Quad	22
8,857		R.R. Donnelley & Sons Co	154
10,253		Republic Services, Inc	402
1,664		Resources Connection, Inc	27
5,712		Robert Half International, Inc	317
4,192		Rollins, Inc	120

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,316	*	RPX Corp	$39
672	*	SP Plus Corp	18
3,734		Steelcase, Inc (Class A)	71
3,596	*	Stericycle, Inc	482
946	*	Team, Inc	38
2,577		Tetra Tech, Inc	66
2,826		Towers Watson & Co	355
689	*	TRC Cos, Inc	7
1,734	*	TriNet Group, Inc	44
1,757	*	TrueBlue, Inc	52
17,712		Tyco International plc	682
583		Unifirst Corp	65
7,135	*	Verisk Analytics, Inc	519
871		Viad Corp	24
205		VSE Corp	11
1,558	*	WageWorks, Inc	63
5,140		Waste Connections, Inc	242
19,335		Waste Management, Inc	896
2,151		West Corp	65

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,429

CONSUMER DURABLES & APPAREL - 1.7%
653		Arctic Cat, Inc	22
383		Bassett Furniture Industries, Inc	11
970	*,e	Beazer Homes USA, Inc	19
715	*	Black Diamond, Inc	7
3,934		Brunswick Corp	200
3,430		Callaway Golf Co	31
2,217		Carter’s, Inc	236
379	*	Cavco Industries, Inc	29
649	*	Century Communities, Inc	13
343	*	Cherokee, Inc	10
11,643		Coach, Inc	403
1,211		Columbia Sportswear Co	73
3,437	*	CROCS, Inc	51
269		CSS Industries, Inc	8
447		Culp, Inc	14
1,463	*	Deckers Outdoor Corp	105
13,852		DR Horton, Inc	379
458		Escalade, Inc	8
1,079	e	Ethan Allen Interiors, Inc	28
101		Flexsteel Industries, Inc	4
1,830	*	Fossil Group, Inc	127
4,933	*,e	Garmin Ltd	217
1,622	*	G-III Apparel Group Ltd	114
3,768	*	GoPro, Inc	199
373	*	Green Brick Partners, Inc	4
16,972		Hanesbrands, Inc	566
3,006		Harman International Industries, Inc	358
4,700		Hasbro, Inc	352
1,227	*	Helen of Troy Ltd	120
359		Hooker Furniture Corp	9
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	13
2,023	*	Iconix Brand Group, Inc	51
844	*	Installed Building Products Inc	21
1,204	*	iRobot Corp	38
816	*,e	Jakks Pacific, Inc	8
7,997	*	Jarden Corp	414
232		Johnson Outdoors, Inc	5
5,284	*	Kate Spade & Co	114
3,463	e	KB Home	57
2,146		La-Z-Boy, Inc	57
5,823		Leggett & Platt, Inc	283
420	*	Lennar Corp (B Shares)	18
7,356		Lennar Corp (Class A)	375
624	*,e	LGI Homes, Inc	12
847		Libbey, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

362		Lifetime Brands, Inc	$5
4,705	*	Lululemon Athletica, Inc	307
862	*	M/I Homes, Inc	21
776	*	Malibu Boats Inc	16
441		Marine Products Corp	3
14,163		Mattel, Inc	364
1,639	e	MDC Holdings, Inc	49
1,657	*	Meritage Homes Corp	78
8,417	*	Michael Kors Holdings Ltd	354
2,602	*	Mohawk Industries, Inc	497
817		Movado Group, Inc	22
182		Nacco Industries, Inc (Class A)	11
1,389	*	Nautilus, Inc	30
118	*	New Home Co Inc	2
11,338		Newell Rubbermaid, Inc	466
28,652		Nike, Inc (Class B)	3,095
173	*	NVR, Inc	232
621		Oxford Industries, Inc	54
1,894	*	Performance Sports Group Ltd	34
546	*	Perry Ellis International, Inc	13
3,465		Phillips-Van Heusen Corp	399
2,792		Polaris Industries, Inc	414
1,839		Pool Corp	129
15,402		Pulte Homes, Inc	310
2,495		Ralph Lauren Corp	330
2,065		Ryland Group, Inc	96
1,078	*	Sequential Brands Group, Inc	16
1,734	*	Skechers U.S.A., Inc (Class A)	190
796	*	Skullcandy, Inc	6
2,449	*,e	Smith & Wesson Holding Corp	41
6,155	*	Standard-Pacific Corp	55
2,386	*	Steven Madden Ltd	102
794		Sturm Ruger & Co, Inc	46
295		Superior Uniform Group, Inc	5
1,381	*	Taylor Morrison Home Corp	28
2,586	*	Tempur-Pedic International, Inc	170
7,450	*	Toll Brothers, Inc	285
6,818	*	TRI Pointe Homes, Inc	104
2,191	*	Tumi Holdings, Inc	45
1,991		Tupperware Corp	129
7,547	*	Under Armour, Inc (Class A)	630
700	*	Unifi, Inc	23
677	*	Universal Electronics, Inc	34
1,001	*	Vera Bradley, Inc	11
14,282		VF Corp	996
499	*	Vince Holding Corp	6
2,676	*	Vista Outdoor, Inc	120
495	*	WCI Communities, Inc	12
378		Weyco Group, Inc	11
3,317		Whirlpool Corp	574
638	*	William Lyon Homes, Inc	16
4,367		Wolverine World Wide, Inc	124
1,093	*	Zagg, Inc	9

		TOTAL CONSUMER DURABLES & APPAREL	16,337

CONSUMER SERVICES - 2.2%
1,005	*	2U, Inc	32
812	*	American Public Education, Inc	21
3,700	*	Apollo Group, Inc (Class A)	48
8,090		ARAMARK Holdings Corp	251
650	*	Ascent Media Corp (Series A)	28
4,377	*	Belmond Ltd.	55
915	*	BJ’s Restaurants, Inc	44
5,198		Bloomin’ Brands, Inc	111
1,085		Bob Evans Farms, Inc	55
353	*	Bojangles’, Inc	8
3,388	*	Boyd Gaming Corp	51
987	*	Bravo Brio Restaurant Group, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

877	*	Bridgepoint Education, Inc	$8
1,544	*	Bright Horizons Family Solutions	89
2,575		Brinker International, Inc	148
800	*	Buffalo Wild Wings, Inc	125
2,101	*	Caesars Acquisition Co	14
1,990	*,e	Caesars Entertainment Corp	12
428		Capella Education Co	23
3,103	*	Career Education Corp	10
17,935		Carnival Corp	886
741		Carriage Services, Inc	18
1,619	*	Carrols Restaurant Group, Inc	17
2,060		Cheesecake Factory	112
3,194	*,e	Chegg, Inc	25
1,312	*	Chipotle Mexican Grill, Inc (Class A)	794
1,471		Choice Hotels International, Inc	80
595		Churchill Downs, Inc	74
751	*	Chuy’s Holdings, Inc	20
1,844		ClubCorp Holdings, Inc	44
328		Collectors Universe	7
805	e	Cracker Barrel Old Country Store, Inc	120
5,313		Darden Restaurants, Inc	378
959	*	Dave & Buster’s Entertainment, Inc	35
1,033	*	Del Frisco’s Restaurant Group, Inc	19
3,544	*	Denny’s Corp	41
2,747		DeVry, Inc	82
1,769	*	Diamond Resorts International, Inc	56
740		DineEquity, Inc	73
2,342		Domino’s Pizza, Inc	266
4,115	e	Dunkin Brands Group, Inc	226
571	*	El Pollo Loco Holdings, Inc	12
1,192	*	Eldorado Resorts, Inc	9
2,534		Extended Stay America, Inc	48
1,193	*	Fiesta Restaurant Group, Inc	60
148		Graham Holdings Co	159
2,029	*	Grand Canyon Education, Inc	86
11,629		H&R Block, Inc	345
480	*	Habit Restaurants, Inc	15
21,771	*	Hilton Worldwide Holdings, Inc	600
5,783	*	Houghton Mifflin Harcourt Co	146
1,460	*	Hyatt Hotels Corp	83
3,625	*	International Game Technology plc	64
1,188		International Speedway Corp (Class A)	44
1,708		Interval Leisure Group, Inc	39
634	*	Intrawest Resorts Holdings Inc	7
1,142	*	Isle of Capri Casinos, Inc	21
1,581		Jack in the Box, Inc	139
649	*,e	Jamba, Inc	10
1,518	*	K12, Inc	19
343	*	Kona Grill, Inc	7
2,917	*	Krispy Kreme Doughnuts, Inc	56
3,967	*	La Quinta Holdings, Inc	91
15,446		Las Vegas Sands Corp	812
203		Liberty Tax, Inc	5
3,847	*	LifeLock, Inc	63
840		Marcus Corp	16
8,966		Marriott International, Inc (Class A)	667
1,019		Marriott Vacations Worldwide Corp	93
40,483		McDonald’s Corp	3,849
18,809	*	MGM Resorts International	343
388	*	Monarch Casino & Resort, Inc	8
1,158	*	Morgans Hotel Group Co	8
400	*	Noodles & Co	6
5,556	*	Norwegian Cruise Line Holdings Ltd	311
1,060	*	Panera Bread Co (Class A)	185
1,227		Papa John’s International, Inc	93
328	*	Papa Murphy’s Holdings, Inc	7
3,355	*	Penn National Gaming, Inc	62
2,455	*	Pinnacle Entertainment, Inc	92
1,002	*	Popeyes Louisiana Kitchen, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

675	*,e	Potbelly Corp	$8
600	*	Red Robin Gourmet Burgers, Inc	51
1,737	*	Regis Corp	27
7,263		Royal Caribbean Cruises Ltd	572
3,070	*	Ruby Tuesday, Inc	19
1,588		Ruth’s Chris Steak House, Inc	26
1,968	*,e	Scientific Games Corp (Class A)	31
2,991		SeaWorld Entertainment, Inc	55
8,545		Service Corp International	251
4,279	*	ServiceMaster Global Holdings, Inc	155
206	*,e	Shake Shack, Inc	12
3,014		Six Flags Entertainment Corp	135
2,205		Sonic Corp	64
2,534		Sotheby’s (Class A)	115
581		Speedway Motorsports, Inc	13
63,368		Starbucks Corp	3,397
7,347		Starwood Hotels & Resorts Worldwide, Inc	596
81	*	Steak N Shake Co	34
636	*	Steiner Leisure Ltd	34
491	*	Strayer Education, Inc	21
2,872		Texas Roadhouse, Inc (Class A)	108
1,028		Universal Technical Institute, Inc	9
1,570		Vail Resorts, Inc	171
572	*,e	Weight Watchers International, Inc	3
11,475	e	Wendy’s	129
5,074		Wyndham Worldwide Corp	416
3,468		Wynn Resorts Ltd	342
18,268		Yum! Brands, Inc	1,646
805	*,e	Zoe’s Kitchen, Inc	33

		TOTAL CONSUMER SERVICES	21,732

DIVERSIFIED FINANCIALS - 4.1%
2,314	*	Affiliated Managers Group, Inc	506
20,236	*	Ally Financial, Inc	454
36,505		American Express Co	2,837
7,660		Ameriprise Financial, Inc	957
727	e	Arlington Asset Investment Corp (Class A)	14
1,509		Artisan Partners Asset Management, Inc	70
35	*	Ashford, Inc	3
47,358		Bank of New York Mellon Corp	1,988
7,666		BGC Partners, Inc (Class A)	67
5,307		BlackRock, Inc	1,836
953		Calamos Asset Management, Inc (Class A)	12
23,078		Capital One Financial Corp	2,030
1,340		Cash America International, Inc	35
3,581		CBOE Holdings, Inc	205
48,401		Charles Schwab Corp	1,580
13,566		CME Group, Inc	1,262
853		Cohen & Steers, Inc	29
5,330	*	Cowen Group, Inc	34
358	*	Credit Acceptance Corp	88
118		Diamond Hill Investment Group, Inc	24
18,698		Discover Financial Services	1,077
12,247	*	E*Trade Financial Corp	367
5,045		Eaton Vance Corp	197
1,165	*,e	Encore Capital Group, Inc	50
1,226	*	Enova International, Inc	23
1,394		Evercore Partners, Inc (Class A)	75
2,322	*	Ezcorp, Inc (Class A)	17
4,021		Federated Investors, Inc (Class B)	135
2,248	e	Financial Engines, Inc	95
1,226	*	First Cash Financial Services, Inc	56
3,451	*	FNFV Group	53
16,373		Franklin Resources, Inc	803
1,067		Gain Capital Holdings, Inc	10
269		GAMCO Investors, Inc (Class A)	18
18,246		Goldman Sachs Group, Inc	3,810
1,944	*	Green Dot Corp	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,295		Greenhill & Co, Inc	$54
1,489		HFF, Inc (Class A)	62
2,421		Interactive Brokers Group, Inc (Class A)	101
4,714		IntercontinentalExchange Group, Inc	1,054
675	*	INTL FCStone, Inc	22
18,200		Invesco Ltd	682
1,527		Investment Technology Group, Inc	38
34,666		iShares Russell 3000 Index Fund	4,298
6,264		Janus Capital Group, Inc	107
525	*,e	JG Wentworth Co	5
1,997	*	KCG Holdings, Inc	25
5,033	*,e	Ladenburg Thalmann Financial Services, Inc	18
5,370		Lazard Ltd (Class A)	302
4,116		Legg Mason, Inc	212
13,873		Leucadia National Corp	337
3,491	e	LPL Financial Holdings, Inc	162
1,588		MarketAxess Holdings, Inc	147
418		Marlin Business Services Corp	7
11,556		McGraw-Hill Financial, Inc	1,161
731		Moelis & Co	21
7,494		Moody’s Corp	809
64,747		Morgan Stanley	2,512
4,770		MSCI, Inc (Class A)	294
4,824		NASDAQ OMX Group, Inc	235
16,426		Navient Corp	299
686		Nelnet, Inc (Class A)	30
959	*	NewStar Financial, Inc	11
9,819		Northern Trust Corp	751
8,103		NorthStar Asset Management Group, Inc	150
791		OM Asset Management plc	14
464	*	On Deck Capital, Inc	5
448		Oppenheimer Holdings, Inc	12
2,087	*	PHH Corp	54
1,198	*	Pico Holdings, Inc	18
669	*	Piper Jaffray Cos	29
2,037	*,e	PRA Group, Inc	127
527		Pzena Investment Management, Inc (Class A)	6
5,381		Raymond James Financial, Inc	321
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	5
1,130	*	Safeguard Scientifics, Inc	22
3,870		Santander Consumer USA Holdings, Inc	99
5,890		SEI Investments Co	289
17,941		SLM Corp	177
2,198	*	Springleaf Holdings, Inc	101
17,389		State Street Corp	1,339
2,900	*	Stifel Financial Corp	167
5,189	*	Synchrony Financial	171
11,033		T Rowe Price Group, Inc	858
11,372		TD Ameritrade Holding Corp	419
1,255		Tiptree Financial, Inc	9
817	*	Virtu Financial, Inc	19
311		Virtus Investment Partners, Inc	41
9,135		Voya Financial, Inc	425
3,560		Waddell & Reed Financial, Inc (Class A)	168
1,683	*,e	Walter Investment Management Corp	38
322		Westwood Holdings Group, Inc	19
4,611	e	WisdomTree Investments, Inc	101
276	*,e	World Acceptance Corp	17

		TOTAL DIVERSIFIED FINANCIALS	39,834

ENERGY - 7.2%
4,200	*	Abraxas Petroleum Corp	12
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	25
21,453		Anadarko Petroleum Corp	1,675
2,950	*,e	Antero Resources Corp	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,993		Apache Corp	$922
1,605	*,e	Approach Resources, Inc	11
624		Ardmore Shipping Corp	8
2,529	e	Atwood Oceanics, Inc	67
18,355		Baker Hughes, Inc	1,133
1,205	*,e	Basic Energy Services, Inc	9
2,221	*,e	Bill Barrett Corp	19
1,995	*	Bonanza Creek Energy, Inc	36
1,469		Bristow Group, Inc	78
2,159	*	C&J Energy Services Ltd	29
17,465		Cabot Oil & Gas Corp	551
13,608		California Resources Corp	82
2,652	*	Callon Petroleum Co	22
8,080	*	Cameron International Corp	423
905	e	CARBO Ceramics, Inc	38
2,182	*	Carrizo Oil & Gas, Inc	107
10,033	*	Cheniere Energy, Inc	695
24,773	e	Chesapeake Energy Corp	277
79,428		Chevron Corp	7,663
3,957		Cimarex Energy Co	437
262	*,e	Clayton Williams Energy, Inc	17
3,211	*,e	Clean Energy Fuels Corp	18
2,429	*,e	Cloud Peak Energy, Inc	11
15,473	*	Cobalt International Energy, Inc	150
5,103	*	Concho Resources, Inc	581
52,077		ConocoPhillips	3,198
9,664		Consol Energy, Inc	210
670	*	Contango Oil & Gas Co	8
3,512	*	Continental Resources, Inc	149
762	e	CVR Energy, Inc	29
2,390		Delek US Holdings, Inc	88
15,447	e	Denbury Resources, Inc	98
17,324	*	Devon Energy Corp	1,031
3,880		DHT Holdings, Inc	30
2,618	e	Diamond Offshore Drilling, Inc	68
2,621	*	Diamondback Energy, Inc	198
1,027	*	Dorian LPG Ltd	17
3,226	*	Dresser-Rand Group, Inc	275
1,710	*	Dril-Quip, Inc	129
2,093	*	Eclipse Resources Corp	11
3,162		Energen Corp	216
1,796	*	Energy Fuels, Inc	8
9,778		Ensco plc	218
23,198		EOG Resources, Inc	2,031
1,448	*,e	EP Energy Corp	18
6,431		EQT Corp	523
891	*	Era Group, Inc	18
668		Evolution Petroleum Corp	4
7,464	e	EXCO Resources, Inc	9
2,935		Exterran Holdings, Inc	96
176,600	d	Exxon Mobil Corp	14,693
9,764	*	FMC Technologies, Inc	405
2,595	*	FMSA Holdings, Inc	21
2,423	*	Forum Energy Technologies, Inc	49
1,468		Frank’s International NV	28
4,624	*,e	Frontline Ltd	11
1,757		GasLog Ltd	35
2,282	*	Gastar Exploration, Inc	7
626	*,e	Geospace Technologies Corp	14
3,789		Golar LNG Ltd	177
1,640		Green Plains Renewable Energy, Inc	45
1,158	e	Gulfmark Offshore, Inc	13
4,016	*	Gulfport Energy Corp	162
15,845	*,e	Halcon Resources Corp	18
35,903		Halliburton Co	1,546
4,809	*	Helix Energy Solutions Group, Inc	61
4,069		Helmerich & Payne, Inc	287
10,650		Hess Corp	712
8,294		HollyFrontier Corp	354

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,338	*,e	Hornbeck Offshore Services, Inc	$27
685	*	Independence Contract Drilling, Inc	6
6,522	*	ION Geophysical Corp	7
61	*	Isramco, Inc	8
958	*	Jones Energy, Inc (Class A)	9
6,174	*	Key Energy Services, Inc	11
75,425		Kinder Morgan, Inc	2,896
6,492	*	Kosmos Energy LLC	55
5,187	*,e	Laredo Petroleum Holdings, Inc	65
8,756	*,e	Magnum Hunter Resources Corp	16
28,521		Marathon Oil Corp	757
22,939		Marathon Petroleum Corp	1,200
3,228	*	Matador Resources Co	81
1,193	*	Matrix Service Co	22
10,530	*,e	McDermott International, Inc	56
3,498	*	Memorial Resource Development Corp	66
7,556		Murphy Oil Corp	314
13,962		Nabors Industries Ltd	201
16,386		National Oilwell Varco, Inc	791
561	*	Natural Gas Services Group, Inc	13
3,582		Navios Maritime Acq Corp	13
6,899	*	Newfield Exploration Co	249
3,910	*	Newpark Resources, Inc	32
9,860		Noble Corp plc	152
16,488		Noble Energy, Inc	704
830		Nordic American Offshore Ltd	7
3,925	e	Nordic American Tanker Shipping	56
2,710	e	North Atlantic Drilling Ltd	3
3,091	*,e	Northern Oil And Gas, Inc	21
5,898	*	Oasis Petroleum, Inc	93
32,438		Occidental Petroleum Corp	2,523
4,264		Oceaneering International, Inc	199
2,073	*	Oil States International, Inc	77
8,715		Oneok, Inc	344
656	*,e	Pacific Ethanol, Inc	7
648		Panhandle Oil and Gas, Inc (Class A)	13
686	*	Par Petroleum Corp	13
5,410	*	Parker Drilling Co	18
3,509	*	Parsley Energy, Inc	61
6,387		Patterson-UTI Energy, Inc	120
3,649		PBF Energy, Inc	104
1,687	*	PDC Energy, Inc	90
11,958	e	Peabody Energy Corp	26
2,923	*,e	Penn Virginia Corp	13
620	*	PHI, Inc	19
22,881		Phillips 66	1,843
2,681	*	Pioneer Energy Services Corp	17
6,304		Pioneer Natural Resources Co	874
7,569		Questar Market Resources, Inc	140
7,147		Range Resources Corp	353
1,773	*	Renewable Energy Group, Inc	21
2,049	*,e	Rex Energy Corp	11
303	*	Rex Stores Corp	19
3,065	*,e	Rice Energy, Inc	64
611	*	RigNet, Inc	19
843	*	Ring Energy, Inc	9
3,207	*	Rosetta Resources, Inc	74
5,316		Rowan Cos plc	112
2,428	e	RPC, Inc	34
2,207	*	RSP Permian, Inc	62
2,020	*,e	Sanchez Energy Corp	20
17,351	*,e	SandRidge Energy, Inc	15
53,624		Schlumberger Ltd	4,622
7,391		Scorpio Tankers, Inc	75
825	*	SEACOR Holdings, Inc	59
15,354	e	Seadrill Ltd	159
1,975		SemGroup Corp	157
1,828	*	Seventy Seven Energy, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,365	e	Ship Finance International Ltd	$39
16,258	*	Southwestern Energy Co	370
28,493		Spectra Energy Corp	929
2,953		St. Mary Land & Exploration Co	136
2,483	*	Stone Energy Corp	31
6,374		Superior Energy Services	134
4,246	*	Synergy Resources Corp	49
2,368		Targa Resources Investments, Inc	211
2,010		Teekay Corp	86
3,273		Teekay Tankers Ltd (Class A)	22
1,519		Tesco Corp	17
5,332		Tesoro Corp	450
3,896	*	Tetra Technologies, Inc	25
2,198	e	Tidewater, Inc	50
1,041	*	TransAtlantic Petroleum Ltd	5
2,055	*,e	Triangle Petroleum Corp	10
6,760	*,e	Ultra Petroleum Corp	85
2,246	*	Unit Corp	61
3,748	*	Uranium Energy Corp	6
2,176	e	US Silica Holdings Inc	64
21,491		Valero Energy Corp	1,345
1,693	e	W&T Offshore, Inc	9
32,752	*	Weatherford International Ltd	402
2,997		Western Refining, Inc	131
745	*	Westmoreland Coal Co	15
8,609	*	Whiting Petroleum Corp	289
31,704		Williams Cos, Inc	1,819
3,100		World Fuel Services Corp	149
8,680	*	WPX Energy, Inc	107

		TOTAL ENERGY	69,890

FOOD & STAPLES RETAILING - 2.0%
1,284		Andersons, Inc	50
1,638		Casey’s General Stores, Inc	157
776	*,e	Chefs’ Warehouse Holdings, Inc	16
18,586		Costco Wholesale Corp	2,510
47,661		CVS Corp	4,999
1,539	*	Diplomat Pharmacy, Inc	69
715	*,e	Fairway Group Holdings Corp	3
1,879	*,e	Fresh Market, Inc	60
555		Ingles Markets, Inc (Class A)	27
20,706		Kroger Co	1,501
345	*,e	Natural Grocers by Vitamin C	9
821		Pricesmart, Inc	75
41,789	*	Rite Aid Corp	349
1,024	*	Smart & Final Stores, Inc	18
1,696		Spartan Stores, Inc	55
6,473	*	Sprouts Farmers Market, Inc	175
10,836	*	Supervalu, Inc	88
24,994		Sysco Corp	902
2,109	*	United Natural Foods, Inc	134
292		Village Super Market (Class A)	9
36,310		Walgreens Boots Alliance, Inc	3,066
66,714		Wal-Mart Stores, Inc	4,732
145		Weis Markets, Inc	6
15,125		Whole Foods Market, Inc	597

		TOTAL FOOD & STAPLES RETAILING	19,607

FOOD, BEVERAGE & TOBACCO - 4.4%
136		Alico, Inc	6
83,059		Altria Group, Inc	4,062
26,202		Archer Daniels Midland Co	1,263
2,348		B&G Foods, Inc (Class A)	67
387	*	Boston Beer Co, Inc (Class A)	90
2,588	*,e	Boulder Brands, Inc	18
1,156		Brown-Forman Corp	129
5,381		Brown-Forman Corp (Class B)	539
6,061		Bunge Ltd	532

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

555		Calavo Growers, Inc	$29
1,364	e	Cal-Maine Foods, Inc	71
7,269	e	Campbell Soup Co	346
199		Coca-Cola Bottling Co Consolidated	30
165,626		Coca-Cola Co	6,497
9,837		Coca-Cola Enterprises, Inc	427
18,044		ConAgra Foods, Inc	789
6,906		Constellation Brands, Inc (Class A)	801
418	*	Craft Brewers Alliance, Inc	5
7,267	*	Darling International, Inc	107
3,987		Dean Foods Co	64
1,154	*	Diamond Foods, Inc	36
8,108		Dr Pepper Snapple Group, Inc	591
288	*	Farmer Bros Co	7
7,331		Flowers Foods, Inc	155
1,315		Fresh Del Monte Produce, Inc	51
901	*	Freshpet, Inc	17
25,181		General Mills, Inc	1,403
4,334	*	Hain Celestial Group, Inc	285
6,158		Hershey Co	547
5,606		Hormel Foods Corp	316
3,006		Ingredion, Inc	240
649	*,e	Inventure Foods, Inc	7
652		J&J Snack Foods Corp	72
5,011		J.M. Smucker Co	543
368		John B. Sanfilippo & Son, Inc	19
10,545		Kellogg Co	661
5,456		Keurig Green Mountain, Inc	418
25,011		Kraft Foods Group, Inc	2,129
744		Lancaster Colony Corp	68
2,170		Lance, Inc	70
1,289	*	Landec Corp	19
179	*	Lifeway Foods, Inc	3
443	e	Limoneira Co	10
5,451		McCormick & Co, Inc	441
8,554		Mead Johnson Nutrition Co	772
476		Mgp Ingredients, Inc	8
5,819		Molson Coors Brewing Co (Class B)	406
68,709		Mondelez International, Inc	2,827
6,316	*	Monster Beverage Corp	847
621	*	National Beverage Corp	14
996	*	Omega Protein Corp	14
62,342		PepsiCo, Inc	5,819
65,431		Philip Morris International, Inc	5,246
2,708	e	Pilgrim’s Pride Corp	62
4,849		Pinnacle Foods, Inc	221
2,313	*,e	Post Holdings, Inc	125
17,474		Reynolds American, Inc	1,305
887	e	Sanderson Farms, Inc	67
11	*	Seaboard Corp	40
365	*	Seneca Foods Corp	10
889	*	Synutra International, Inc	6
799	e	Tootsie Roll Industries, Inc	26
1,782	*	TreeHouse Foods, Inc	144
12,339		Tyson Foods, Inc (Class A)	526
821	e	Universal Corp	47
3,017	e	Vector Group Ltd	71
7,405	*	WhiteWave Foods Co (Class A)	362

		TOTAL FOOD, BEVERAGE & TOBACCO	42,945

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
338	*	AAC Holdings, Inc	15
1,018		Abaxis, Inc	52
62,878		Abbott Laboratories	3,086
1,811	*	Abiomed, Inc	119
2,184	*	Acadia Healthcare Co, Inc	171
3,073	*,e	Accuray, Inc	21
1,212		Aceto Corp	30
255	*	Addus HomeCare Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

221	*,e	Adeptus Health, Inc	$21
14,745		Aetna Inc	1,879
1,657	*,e	Air Methods Corp	68
3,457	*	Align Technology, Inc	217
253	*	Alliance HealthCare Services, Inc	5
7,667	*	Allscripts Healthcare Solutions, Inc	105
380	*	Almost Family, Inc	15
1,243	*	Amedisys, Inc	49
9,332		AmerisourceBergen Corp	992
2,008	*	AMN Healthcare Services, Inc	63
2,050	*	Amsurg Corp	143
558		Analogic Corp	44
1,310	*	Angiodynamics, Inc	21
566	*	Anika Therapeutics, Inc	19
5,177	*,e	Antares Pharma, Inc	11
11,126		Anthem, Inc	1,826
1,670	*,e	athenahealth, Inc	191
1,229	*	AtriCure, Inc	30
69		Atrion Corp	27
3,152		Bard (C.R.), Inc	538
22,986		Baxter International, Inc	1,607
8,842		Becton Dickinson & Co	1,252
1,119	*,e	Bio-Reference Labs, Inc	46
2,663	*,e	BioScrip, Inc	10
1,148	*	BioTelemetry, Inc	11
56,651	*	Boston Scientific Corp	1,003
7,774	*	Brookdale Senior Living, Inc	270
1,496		Cantel Medical Corp	80
1,396	*	Capital Senior Living Corp	34
14,054		Cardinal Health, Inc	1,176
1,207	*	Cardiovascular Systems, Inc	32
1,380	*	Castlight Health, Inc	11
8,715	*	Catamaran Corp	532
5,036	*	Centene Corp	405
12,536	*	Cerner Corp	866
3,181	*,e	Cerus Corp	17
719	e	Chemed Corp	94
10,870		Cigna Corp	1,761
504	*	Civitas Solutions, Inc	11
5,064	*	Community Health Systems, Inc	319
481	e	Computer Programs & Systems, Inc	26
1,202		Conmed Corp	70
2,033		Cooper Cos, Inc	362
514	*	Corvel Corp	16
1,273	*	Cross Country Healthcare, Inc	16
1,413		CryoLife, Inc	16
593	*	Cutera, Inc	9
1,140	*	Cyberonics, Inc	68
943	*	Cynosure, Inc (Class A)	36
7,448	*	DaVita, Inc	592
5,876		Dentsply International, Inc	303
3,382	*	DexCom, Inc	270
4,508	*	Edwards Lifesciences Corp	642
2,887	*,e	Endologix, Inc	44
1,068		Ensign Group, Inc	55
221	*	Entellus Medical, Inc	6
7,853	*	Envision Healthcare Holdings, Inc	310
408	*	Exactech, Inc	8
1,755	*	ExamWorks Group, Inc	69
30,805	*	Express Scripts Holding Co	2,740
1,637	*	Five Star Quality Care, Inc	8
973	*	Genesis Health Care, Inc	6
1,865	*,e	GenMark Diagnostics, Inc	17
2,899	*	Globus Medical, Inc	74
1,091	*	Greatbatch, Inc	59
2,236	*	Haemonetics Corp	92
2,049	*,e	Halyard Health, Inc	83
1,683	*	Hanger Orthopedic Group, Inc	39
13,568	*	HCA Holdings, Inc	1,231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,275	*	Health Net, Inc	$210
1,522	*	HealthEquity, Inc	49
3,916		Healthsouth Corp	180
1,071	*	HealthStream, Inc	33
1,449	*	Healthways, Inc	17
752	*	HeartWare International, Inc	55
3,563	*	Henry Schein, Inc	506
2,407		Hill-Rom Holdings, Inc	131
3,657	*,e	HMS Holdings Corp	63
10,495	*	Hologic, Inc	399
6,327		Humana, Inc	1,210
604	*	ICU Medical, Inc	58
3,988	*,e	Idexx Laboratories, Inc	256
369	*	Imprivata, Inc	6
5,323	*	IMS Health Holdings, Inc	163
672	*	Inogen Inc	30
1,018	*,e	Inovalon Holdings, Inc	28
2,452	*	Insulet Corp	76
1,114	*	Integra LifeSciences Holdings Corp	75
1,535	*	Intuitive Surgical, Inc	744
1,548		Invacare Corp	33
3,513	*	Inverness Medical Innovations, Inc	185
1,103	*	InVivo Therapeutics Holdings Corp	18
769	*	IPC The Hospitalist Co, Inc	43
728	*	K2M Group Holdings, Inc	17
3,505		Kindred Healthcare, Inc	71
4,245	*	Laboratory Corp of America Holdings	515
498		Landauer, Inc	18
991	*	LDR Holding Corp	43
209		LeMaitre Vascular, Inc	3
593	*	LHC Group, Inc	23
1,926	*	LifePoint Hospitals, Inc	167
1,149	*	Magellan Health Services, Inc	81
1,900	*	Masimo Corp	74
9,812		McKesson Corp	2,206
2,613	*	MedAssets, Inc	58
2,351	*	Medidata Solutions, Inc	128
60,193		Medtronic plc	4,460
2,504	*	Merge Healthcare, Inc	12
1,883		Meridian Bioscience, Inc	35
1,836	*	Merit Medical Systems, Inc	40
1,450	*	Molina Healthcare, Inc	102
473		National Healthcare Corp	31
357		National Research Corp	5
1,466	*	Natus Medical, Inc	62
1,566	*	Neogen Corp	74
646	*	Nevro Corp	35
1,348	*	Nobilis Health Corp	9
2,136	*	NuVasive, Inc	101
2,725	*	NxStage Medical, Inc	39
4,122		Omnicare, Inc	388
1,563	*	Omnicell, Inc	59
2,901	*	OraSure Technologies, Inc	16
861	*	Orthofix International NV	29
2,695		Owens & Minor, Inc	92
592	*,e	Oxford Immunotec Global plc	8
3,639		Patterson Cos, Inc	177
3,944	*	Pediatrix Medical Group, Inc	292
1,348	*	PharMerica Corp	45
1,600	*	Premier, Inc	62
444	*	Press Ganey Holdings, Inc	13
495	*	Providence Service Corp	22
1,960		Quality Systems, Inc	32
5,980		Quest Diagnostics, Inc	434
1,220	*	Quidel Corp	28
1,510	*	RadNet, Inc	10
5,894	e	Resmed, Inc	332
1,891	*,e	Rockwell Medical Technologies, Inc	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,673	*	RTI Biologics, Inc	$17
489	*	Second Sight Medical Products, Inc	7
4,065		Select Medical Holdings Corp	66
271	*	Sientra, Inc	7
2,323	*	Sirona Dental Systems, Inc	233
1,958	*,e	Spectranetics Corp	45
11,878		St. Jude Medical, Inc	868
1,741	*,e	Staar Surgical Co	17
2,595		STERIS Corp	167
14,170		Stryker Corp	1,354
915	*	Surgical Care Affiliates, Inc	35
723	*	SurModics, Inc	17
480	*	Tandem Diabetes Care, Inc	5
3,085	*	Team Health Holdings, Inc	202
1,782		Teleflex, Inc	241
4,206	*	Tenet Healthcare Corp	243
2,291	*	Thoratec Corp	102
1,572	*	Tornier BV	39
1,189	*,e	TransEnterix, Inc	4
1,085	*	Triple-S Management Corp (Class B)	28
703	*	Trupanion, Inc	6
3,641	*,e	Unilife Corp	8
40,208		UnitedHealth Group, Inc	4,905
1,661		Universal American Corp	17
3,813		Universal Health Services, Inc (Class B)	542
549		US Physical Therapy, Inc	30
149		Utah Medical Products, Inc	9
4,242	*	Varian Medical Systems, Inc	358
873	*	Vascular Solutions, Inc	30
3,540	*	VCA Antech, Inc	193
2,988	*,e	Veeva Systems, Inc	84
594	*	Veracyte, Inc	7
960	*	Vocera Communications, Inc	11
1,857	*	WellCare Health Plans, Inc	158
3,006		West Pharmaceutical Services, Inc	175
2,200	*	Wright Medical Group, Inc	58
1,310	*	Zeltiq Aesthetics, Inc	39
7,060		Zimmer Holdings, Inc	771

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,713

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
18,832	e	Avon Products, Inc	118
1,891	*	Central Garden and Pet Co (Class A)	22
5,525		Church & Dwight Co, Inc	448
5,465		Clorox Co	568
38,213		Colgate-Palmolive Co	2,500
3,508		Coty, Inc	112
945	*,e	Elizabeth Arden, Inc	13
2,560		Energizer Holdings, Inc	337
8,857		Estee Lauder Cos (Class A)	768
3,010	*,e	Herbalife Ltd	166
3,579	*	HRG Group, Inc	47
735		Inter Parfums, Inc	25
15,377		Kimberly-Clark Corp	1,630
571	*	Medifast, Inc	18
325		Natural Health Trends Corp	13
537		Nature’s Sunshine Products, Inc	7
2,507	e	Nu Skin Enterprises, Inc (Class A)	118
364	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	8
289		Orchids Paper Products Co	7
114,589		Procter & Gamble Co	8,966
575	*	Revlon, Inc (Class A)	21
1,068		Spectrum Brands, Inc	109
266	*	USANA Health Sciences, Inc	36
577		WD-40 Co	50

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,116

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 4.0%
13,796		ACE Ltd	$1,403
18,319		Aflac, Inc	1,139
690	*	Alleghany Corp	323
4,032		Allied World Assurance Co Holdings Ltd	174
17,275		Allstate Corp	1,121
1,490	*	AMBAC Financial Group, Inc	25
2,947		American Equity Investment Life Holding Co	80
2,871		American Financial Group, Inc	187
56,311		American International Group, Inc	3,481
284		American National Insurance Co	29
810		Amerisafe, Inc	38
1,628	e	Amtrust Financial Services, Inc	107
11,903		Aon plc	1,187
5,229	*	Arch Capital Group Ltd	350
1,183		Argo Group International Holdings Ltd	66
7,085		Arthur J. Gallagher & Co	335
2,612		Aspen Insurance Holdings Ltd	125
2,863		Assurant, Inc	192
6,299		Assured Guaranty Ltd	151
493	*	Atlas Financial Holdings, Inc	10
4,272		Axis Capital Holdings Ltd	228
422		Baldwin & Lyons, Inc (Class B)	10
78,483	*	Berkshire Hathaway, Inc (Class B)	10,683
4,884		Brown & Brown, Inc	161
9,735		Chubb Corp	926
6,937		Cincinnati Financial Corp	348
2,162	*,e	Citizens, Inc (Class A)	16
1,136		CNA Financial Corp	43
8,300		Conseco, Inc	152
1,190		Crawford & Co (Class B)	10
406		Donegal Group, Inc (Class A)	6
252		EMC Insurance Group, Inc	6
1,381		Employers Holdings, Inc	32
1,980		Endurance Specialty Holdings Ltd	130
285	*	Enstar Group Ltd	44
1,077		Erie Indemnity Co (Class A)	88
1,877		Everest Re Group Ltd	342
441		FBL Financial Group, Inc (Class A)	26
485		Federated National Holding Co	12
630		Fidelity & Guaranty Life	15
4,733		First American Financial Corp	176
11,852		FNF Group	438
21,064	*	Genworth Financial, Inc (Class A)	160
1,299	*	Greenlight Capital Re Ltd (Class A)	38
368	*	Hallmark Financial Services	4
1,862		Hanover Insurance Group, Inc	138
17,743		Hartford Financial Services Group, Inc	738
4,177		HCC Insurance Holdings, Inc	321
290		HCI Group, Inc	13
838	*	Heritage Insurance Holdings, Inc	19
1,816		Horace Mann Educators Corp	66
392		Independence Holding Co	5
572		Infinity Property & Casualty Corp	43
474		James River Group Holdings Ltd	12
212		Kansas City Life Insurance Co	10
2,004		Kemper Corp	77
10,695		Lincoln National Corp	633
13,139		Loews Corp	506
2,294		Maiden Holdings Ltd	36
587	*	Markel Corp	470
22,677		Marsh & McLennan Cos, Inc	1,286
6,479	*	MBIA, Inc	39
2,307		Meadowbrook Insurance Group, Inc	20
1,146		Mercury General Corp	64
39,563		Metlife, Inc	2,215
1,524		Montpelier Re Holdings Ltd	60
1,590		National General Holdings Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

224		National Interstate Corp	$6
27		National Western Life Insurance Co (Class A)	7
470	*	Navigators Group, Inc	36
11,046		Old Republic International Corp	173
1,061		OneBeacon Insurance Group Ltd (Class A)	15
1,949		PartnerRe Ltd	250
378	*	Patriot National, Inc	6
2,379		Primerica, Inc	109
12,365		Principal Financial Group	634
2,443		ProAssurance Corp	113
24,638		Progressive Corp	686
19,131		Prudential Financial, Inc	1,674
2,824		Reinsurance Group of America, Inc (Class A)	268
1,799		RenaissanceRe Holdings Ltd	183
1,944		RLI Corp	100
678		Safety Insurance Group, Inc	39
2,545		Selective Insurance Group, Inc	71
1,810		Stancorp Financial Group, Inc	137
630		State Auto Financial Corp	15
1,279		State National Cos, Inc	14
1,090		Stewart Information Services Corp	43
3,316		Symetra Financial Corp	80
3,060	*	Third Point Reinsurance Ltd	45
5,476		Torchmark Corp	319
13,508		Travelers Cos, Inc	1,306
417	*	United America Indemnity Ltd	12
1,001		United Fire & Casualty Co	33
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	32
10,536		UnumProvident Corp	377
3,531		Validus Holdings Ltd	155
4,187		W.R. Berkley Corp	217
254		White Mountains Insurance Group Ltd	166
12,941		XL Capital Ltd	481

		TOTAL INSURANCE	39,235

MATERIALS - 3.5%
1,236		A. Schulman, Inc	54
226	*	AEP Industries, Inc	12
9,007		Air Products & Chemicals, Inc	1,232
2,869		Airgas, Inc	304
7,542	*,e	AK Steel Holding Corp	29
4,747		Albemarle Corp	262
51,170		Alcoa, Inc	571
4,614		Allegheny Technologies, Inc	139
1,339		American Vanguard Corp	18
2,561		Aptargroup, Inc	163
2,874		Ashland, Inc	350
3,846		Avery Dennison Corp	234
4,250	*	Axalta Coating Systems Ltd	141
2,975		Axiall Corp	107
1,365		Balchem Corp	76
5,827		Ball Corp	409
4,123		Bemis Co, Inc	186
4,981	*	Berry Plastics Group, Inc	161
1,581	*	Boise Cascade Co	58
864		Brush Engineered Materials, Inc	30
2,677		Cabot Corp	100
2,460		Calgon Carbon Corp	48
2,123		Carpenter Technology Corp	82
6,474		Celanese Corp (Series A)	465
2,103	*,e	Century Aluminum Co	22
9,990		CF Industries Holdings, Inc	642
340		Chase Corp	14
2,843	*	Chemtura	81
724	*	Clearwater Paper Corp	42
2,919	e	Cliffs Natural Resources, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,677	*,e	Coeur Mining, Inc	$32
4,903		Commercial Metals Co	79
1,427		Compass Minerals International, Inc	117
277	*	Core Molding Technologies, Inc	6
5,868	*	Crown Holdings, Inc	310
2,925		Cytec Industries, Inc	177
507		Deltic Timber Corp	34
2,686		Domtar Corp	111
48,693		Dow Chemical Co	2,492
38,240		Du Pont (E.I.) de Nemours & Co	2,445
2,148		Eagle Materials, Inc	164
6,276		Eastman Chemical Co	514
11,148		Ecolab, Inc	1,261
3,191	*	Ferro Corp	54
2,562	*	Flotek Industries, Inc	32
5,654		FMC Corp	297
44,037		Freeport-McMoRan Copper & Gold, Inc (Class B)	820
954		FutureFuel Corp	12
1,827		Glatfelter	40
2,943		Globe Specialty Metals, Inc	52
14,280		Graphic Packaging Holding Co	199
1,405		Greif, Inc (Class A)	50
2,138		H.B. Fuller Co	87
459		Hawkins, Inc	19
501		Haynes International, Inc	25
3,320	*	Headwaters, Inc	61
14,157	e	Hecla Mining Co	37
2,056	*,e	Horsehead Holding Corp	24
8,646		Huntsman Corp	191
877		Innophos Holdings, Inc	46
1,128		Innospec, Inc	51
3,379		International Flavors & Fragrances, Inc	369
17,778		International Paper Co	846
2,641	*	Intrepid Potash, Inc	32
722		Kaiser Aluminum Corp	60
3,744		Kapstone Paper and Packaging Corp	87
329		KMG Chemicals, Inc	8
952		Koppers Holdings, Inc	24
1,394	*	Kraton Polymers LLC	33
1,114		Kronos Worldwide, Inc	12
6,291	*	Louisiana-Pacific Corp	107
901	*	LSB Industries, Inc	37
16,267		LyondellBasell Industries AF S.C.A	1,684
2,851		Martin Marietta Materials, Inc	403
7,026		MeadWestvaco Corp	332
1,470		Minerals Technologies, Inc	100
20,109		Monsanto Co	2,143
14,524		Mosaic Co	680
1,165		Myers Industries, Inc	22
743		Neenah Paper, Inc	44
364		NewMarket Corp	162
21,130		Newmont Mining Corp	494
13,570		Nucor Corp	598
3,268	e	Olin Corp	88
529		Olympic Steel, Inc	9
1,333		OM Group, Inc	45
2,250	*	Omnova Solutions, Inc	17
6,940	*	Owens-Illinois, Inc	159
4,130		Packaging Corp of America	258
4,983	*	Platform Specialty Products Corp	127
3,765		PolyOne Corp	147
11,485		PPG Industries, Inc	1,318
12,178		Praxair, Inc	1,456
610		Quaker Chemical Corp	54
1,981	e	Rayonier Advanced Materials, Inc	32
1,041	*	Real Industry, Inc	12
3,130		Reliance Steel & Aluminum Co	189
11,466	*	Rentech, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,082		Rock-Tenn Co (Class A)	$366
2,719		Royal Gold, Inc	167
5,631		RPM International, Inc	276
1,364	*	RTI International Metals, Inc	43
1,183		Schnitzer Steel Industries, Inc (Class A)	21
1,285		Schweitzer-Mauduit International, Inc	51
1,899		Scotts Miracle-Gro Co (Class A)	112
8,882		Sealed Air Corp	456
1,854	*,e	Senomyx, Inc	10
1,971		Sensient Technologies Corp	135
3,391		Sherwin-Williams Co	933
4,975		Sigma-Aldrich Corp	693
1,724		Silgan Holdings, Inc	91
4,152		Sonoco Products Co	178
4,823	e	Southern Copper Corp (NY)	142
10,024		Steel Dynamics, Inc	208
834		Stepan Co	45
5,293	*	Stillwater Mining Co	61
1,081	*	Summit Materials, Inc	28
2,967		SunCoke Energy, Inc	39
6,716		Tahoe Resources, Inc	81
1,733		TimkenSteel Corp	47
970	*	Trecora Resources	15
1,164		Tredegar Corp	26
422	*	Trinseo S.A.	11
2,723		Tronox Ltd	40
66		United States Lime & Minerals, Inc	4
6,022	e	United States Steel Corp	124
545	*	US Concrete, Inc	21
3,434		Valspar Corp	281
5,550		Vulcan Materials Co	466
1,708		Wausau Paper Corp	16
1,703		Westlake Chemical Corp	117
1,910	*	Worthington Industries, Inc	57
3,109	*	WR Grace & Co	312

		TOTAL MATERIALS	33,757

MEDIA - 3.5%
922		AMC Entertainment Holdings, Inc	28
2,529	*	AMC Networks, Inc	207
8,707	e	Cablevision Systems Corp (Class A)	208
1,014	*	Carmike Cinemas, Inc	27
20,938		CBS Corp (Class B)	1,162
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	8
3,207	*	Charter Communications, Inc	549
4,956		Cinemark Holdings, Inc	199
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	17
89,664		Comcast Corp (Class A)	5,392
15,882		Comcast Corp (Special Class A)	952
1,802	*	Crown Media Holdings, Inc (Class A)	8
5,940	*	Cumulus Media, Inc (Class A)	12
46	*,e	Daily Journal Corp	9
19,969	*	DIRECTV	1,853
6,583	*,e	Discovery Communications, Inc (Class A)	219
11,578	*	Discovery Communications, Inc (Class C)	360
9,133	*	DISH Network Corp (Class A)	618
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	87
1,252	*	Entercom Communications Corp (Class A)	14
2,637		Entravision Communications Corp (Class A)	22
1,183	*	Eros International plc	30
2,606		EW Scripps Co (Class A)	60
4,816	*	Gannett Co, Inc	67
1,656	*,e	Global Eagle Entertainment, Inc	22
2,680	*	Gray Television, Inc	42
2,075		Harte-Hanks, Inc	12
408	*	Hemisphere Media Group, Inc	5
2,551	*	Imax Corp	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,454		Interpublic Group of Cos, Inc	$336
1,843		John Wiley & Sons, Inc (Class A)	100
900		Journal Media Group, Inc	7
1,046	*	Liberty Broadband Corp (Class A)	53
2,721	*	Liberty Broadband Corp (Class C)	139
4,289	*	Liberty Media Corp	155
8,370	*	Liberty Media Corp (Class C)	300
4,001	e	Lions Gate Entertainment Corp	148
6,325	*	Live Nation, Inc	174
546	*	Loral Space & Communications, Inc	34
2,602	*	Madison Square Garden, Inc	217
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	10
1,932		MDC Partners, Inc	38
4,057	*	Media General, Inc	67
1,642		Meredith Corp	86
808		Morningstar, Inc	64
2,714		National CineMedia, Inc	43
1,709		New Media Investment Group, Inc	31
5,841		New York Times Co (Class A)	80
16,212	*	News Corp	237
4,202	*	News Corp (Class B)	60
1,355		Nexstar Broadcasting Group, Inc (Class A)	76
10,313		Omnicom Group, Inc	717
787	*	Reading International, Inc	11
3,573	e	Regal Entertainment Group (Class A)	75
475	*,e	Rentrak Corp	33
216		Saga Communications, Inc	8
1,212		Scholastic Corp	53
3,912	e	Scripps Networks Interactive (Class A)	256
1,965	*,e	SFX Entertainment, Inc	9
2,960	e	Sinclair Broadcast Group, Inc (Class A)	83
98,328	*	Sirius XM Holdings, Inc	367
1,322	*	Sizmek, Inc	9
3,633	*	Starz-Liberty Capital	162
9,631		TEGNA, Inc	309
13,924		Thomson Corp	530
11,939		Time Warner Cable, Inc	2,127
34,823		Time Warner, Inc	3,044
4,634		Time, Inc	107
3,400		Tribune Co	182
1,096		Tribune Publishing Co	17
53,167		Twenty-First Century Fox, Inc	1,730
20,168		Twenty-First Century Fox, Inc (Class B)	650
411		Viacom, Inc	27
14,633		Viacom, Inc (Class B)	946
71,662		Walt Disney Co	8,180
1,281	e	World Wrestling Entertainment, Inc (Class A)	21

		TOTAL MEDIA	34,400

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
73,909		AbbVie, Inc	4,966
3,424	*,e	Acadia Pharmaceuticals, Inc	143
987	*	Accelerate Diagnostics, Inc	25
922	*	Acceleron Pharma, Inc	29
4,428	*,e	Achillion Pharmaceuticals, Inc	39
1,860	*	Acorda Therapeutics, Inc	62
420	*	Adamas Pharmaceuticals, Inc	11
355	*	Aduro Biotech, Inc	11
1,291	*	Advaxis, Inc	26
1,318	*,e	Aegerion Pharmaceuticals, Inc	25
844	*,e	Aerie Pharmaceuticals, Inc	15
628	*	Affimed NV	8
3,307	*,e	Affymetrix, Inc	36
2,830	*,e	Agenus, Inc	24
14,059		Agilent Technologies, Inc	542
1,096	*,e	Agios Pharmaceuticals, Inc	122
1,027	*	Akebia Therapeutics, Inc	11
3,320	*	Akorn, Inc	145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,060	*,e	Albany Molecular Research, Inc	$21
879	*	Alder Biopharmaceuticals, Inc	47
9,100	*	Alexion Pharmaceuticals, Inc	1,645
818	*,e	Alimera Sciences, Inc	4
6,349	*	Alkermes plc	409
16,576	*	Allergan plc	5,030
3,137	*	Alnylam Pharmaceuticals, Inc	376
1,291	*	AMAG Pharmaceuticals, Inc	89
32,120		Amgen, Inc	4,931
4,091	*	Amicus Therapeutics, Inc	58
1,331	*	Amphastar Pharmaceuticals, Inc	23
1,730	*	Anacor Pharmaceuticals, Inc	134
292	*,e	ANI Pharmaceuticals, Inc	18
1,485	*	Anthera Pharmaceuticals, Inc	13
216	*	Applied Genetic Technologies Corp	3
1,104	*	Aratana Therapeutics, Inc	17
531	*	Ardelyx, Inc	9
9,609	*,e	Arena Pharmaceuticals, Inc	45
7,383	*,e	Ariad Pharmaceuticals, Inc	61
5,359	*	Array Biopharma, Inc	39
2,299	*,e	Arrowhead Research Corp	16
596	*	Assembly Biosciences, Inc	12
607	*,e	Atara Biotherapeutics, Inc	32
272	*	aTyr Pharma, Inc	5
853	*	Avalanche Biotechnologies, Inc	14
351	*	Bellicum Pharmaceuticals, Inc	7
3,132	*,e	BioCryst Pharmaceuticals, Inc	47
1,429	*,e	BioDelivery Sciences International, Inc	11
9,953	*	Biogen Idec, Inc	4,020
6,771	*	BioMarin Pharmaceuticals, Inc	926
871	*	Bio-Rad Laboratories, Inc (Class A)	131
213	*	Biospecifics Technologies Corp	11
1,693		Bio-Techne Corp	167
1,108	*,e	BioTime, Inc	4
1,388	*	Bluebird Bio, Inc	234
383	*	Blueprint Medicines Corp	10
70,462		Bristol-Myers Squibb Co	4,689
4,716	*	Bruker BioSciences Corp	96
1,384	*	Cambrex Corp	61
704	*	Cara Therapeutics Inc	9
3,529	*	Catalent, Inc	104
3,245	*	Catalyst Pharmaceuticals, Inc	13
33,569	*	Celgene Corp	3,885
4,172	*,e	Celldex Therapeutics, Inc	105
412	*	Cellular Biomedicine Group, Inc	15
1,345	*	Cempra, Inc	46
3,076	*	Cepheid, Inc	188
2,091	*	Charles River Laboratories International, Inc	147
1,103	*	ChemoCentryx, Inc	9
1,747	*	Chimerix, Inc	81
1,094	*	Clovis Oncology, Inc	96
994	*	Coherus Biosciences, Inc	29
280	*	Collegium Pharmaceutical, Inc	5
642	*	Concert Pharmaceuticals Inc	10
2,638	*,e	Corcept Therapeutics, Inc	16
360	*	Corium International, Inc	5
1,266	*	CorMedix, Inc	5
4,964	*,e	CTI BioPharma Corp	10
4,829	*	Curis, Inc	16
1,140	*	Cytokinetics, Inc	8
2,438	*,e	CytRx Corp	9
2,577	*,e	Depomed, Inc	55
543	*	Dermira, Inc	10
665	*	Dicerna Pharmaceuticals Inc	9
4,800	*	Durect Corp	11
6,139	*	Dyax Corp	163
1,160	*,e	Dynavax Technologies Corp	27
364	*	Eagle Pharmaceuticals, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

41,433		Eli Lilly & Co	$3,459
1,234	*	Emergent Biosolutions, Inc	41
648	*,e	Enanta Pharmaceuticals, Inc	29
7,548	*	Endo International plc	601
1,449	*,e	Endocyte, Inc	8
1,244	*,e	Epizyme, Inc	30
554	*	Esperion Thereapeutics, Inc	45
3,648	*,e	Exact Sciences Corp	109
8,337	*,e	Exelixis, Inc	31
1,034	*	Fibrocell Science, Inc	5
2,028	*	FibroGen, Inc	48
731	*	Five Prime Therapeutics, Inc	18
587	*	Flexion Therapeutics Inc	13
1,247	*	Fluidigm Corp	30
940	*	Foamix Pharmaceuticals Ltd	10
507	*	Foundation Medicine, Inc	17
6,674	*,e	Galena Biopharma, Inc	11
748	*	Genocea Biosciences Inc	10
810	*	Genomic Health, Inc	23
6,445	*,e	Geron Corp	28
62,068		Gilead Sciences, Inc	7,267
4,607	*,e	Halozyme Therapeutics, Inc	104
438	*	Harvard Bioscience, Inc	3
1,036	*,e	Heron Therapeutics, Inc	32
236	*	Heska Corp	7
7,298	*	Hospira, Inc	647
2,542	*,e	Idera Pharmaceuticals, Inc	9
1,333	*,e	IGI Laboratories, Inc	8
787	*	Ignyta, Inc	12
6,086	*	Illumina, Inc	1,329
484	*	Immune Design Corp	10
3,866	*	Immunogen, Inc	56
3,543	*,e	Immunomedics, Inc	14
3,085	*	Impax Laboratories, Inc	142
545	*	INC Research Holdings, Inc	22
6,606	*	Incyte Corp	688
2,197	*	Infinity Pharmaceuticals, Inc	24
2,690	*,e	Inovio Pharmaceuticals, Inc	22
2,595	*	Insmed, Inc	63
998	*,e	Insys Therapeutics, Inc	36
673	*,e	Intercept Pharmaceuticals, Inc	162
585	*	Intersect ENT, Inc	17
929	*,e	Intra-Cellular Therapies, Inc	30
1,960	*,e	Intrexon Corp	96
5,284	*	Ironwood Pharmaceuticals, Inc	64
5,139	*,e	Isis Pharmaceuticals, Inc	296
2,591	*	Jazz Pharmaceuticals plc	456
117,126		Johnson & Johnson	11,415
427	*,e	Juno Therapeutics, Inc	23
988	*,e	Karyopharm Therapeutics, Inc	27
4,356	*,e	Keryx Biopharmaceuticals, Inc	43
1,223	*,e	Kite Pharma, Inc	75
1,089	*	KYTHERA Biopharmaceuticals, Inc	82
486	*	La Jolla Pharmaceutical Co	12
1,137	*,e	Lannett Co, Inc	68
1,510	*,e	Lexicon Pharmaceuticals, Inc	12
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	78
1,951	*	Lion Biotechnologies, Inc	18
353	*	Loxo Oncology, Inc	6
1,879	*	Luminex Corp	32
1,177	*	MacroGenics, Inc	45
4,937	*	Mallinckrodt plc	581
10,048	*,e	MannKind Corp	57
2,880	*	Medicines Co	82
3,348	*	Medivation, Inc	382
119,465		Merck & Co, Inc	6,801
4,612	*,e	Merrimack Pharmaceuticals, Inc	57
1,180	*	Mettler-Toledo International, Inc	403
4,566	*,e	MiMedx Group, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

332	*	Mirati Therapeutics, Inc	$10
2,562	*	Momenta Pharmaceuticals, Inc	58
17,754	*	Mylan NV	1,205
3,039	*,e	Myriad Genetics, Inc	103
460	*	NanoString Technologies, Inc	7
4,406	*,e	Navidea Biopharmceuticals, Inc	7
5,532	*,e	Nektar Therapeutics	69
2,201	*	NeoGenomics, Inc	12
3,617	*	Neurocrine Biosciences, Inc	173
866	*	NewLink Genetics Corp	38
1,597	*,e	Northwest Biotherapeutics, Inc	16
11,296	*	Novavax, Inc	126
1,487	*	Ocata Therapeutics, Inc	8
543	*	Ocular Therapeutix, Inc	11
1,496	*,e	Omeros Corp	27
542	*	OncoMed Pharmaceuticals, Inc	12
4,319	*	Oncothyreon, Inc	16
996	*	Ophthotech Corp	52
9,890	*,e	Opko Health, Inc	159
4,355	*,e	Orexigen Therapeutics, Inc	22
2,776	*,e	Organovo Holdings, Inc	10
807	*,e	Osiris Therapeutics, Inc	16
644	*	Otonomy, Inc	15
1,035	*,e	OvaScience, Inc	30
2,513	*,e	Pacific Biosciences of California, Inc	15
1,577	*,e	Pacira Pharmaceuticals, Inc	112
529		Paratek Pharmaceuticals, Inc	14
2,297	*	Parexel International Corp	148
7,108	e	PDL BioPharma, Inc	46
6,277	*,e	Peregrine Pharmaceuticals, Inc	8
4,771	*	PerkinElmer, Inc	251
1,426	*	Pernix Therapeutics Holdings, Inc	8
6,179		Perrigo Co plc	1,142
694	*	Pfenex, Inc	13
260,080		Pfizer, Inc	8,721
638		Phibro Animal Health Corp	25
1,961	*	Portola Pharmaceuticals, Inc	89
1,425		Pozen, Inc	15
785	*	PRA Health Sciences, Inc	29
2,249	*	Prestige Brands Holdings, Inc	104
2,427	*	Progenics Pharmaceuticals, Inc	18
308	*	Proteon Therapeutics, Inc	6
1,315	*,e	Prothena Corp plc	69
1,436	*	PTC Therapeutics, Inc	69
1,018	*,e	Puma Biotechnology, Inc	119
10,163	*	Qiagen NV (NASDAQ)	252
3,347	*	Quintiles Transnational Holdings, Inc	243
1,230	*,e	Radius Health, Inc	83
3,398	*,e	Raptor Pharmaceutical Corp	54
1,334	*	Receptos, Inc	254
3,324	*	Regeneron Pharmaceuticals, Inc	1,696
1,210	*	Regulus Therapeutics, Inc	13
1,376	*	Relypsa, Inc	46
1,493	*	Repligen Corp	62
1,469	*	Retrophin, Inc	49
670	*,e	Revance Therapeutics, Inc	21
3,471	*	Rigel Pharmaceuticals, Inc	11
588	*	Sage Therapeutics, Inc	43
978	*	Sagent Pharmaceuticals	24
3,004	*	Sangamo Biosciences, Inc	33
1,786	*,e	Sarepta Therapeutics, Inc	54
2,435	*	Sciclone Pharmaceuticals, Inc	24
4,085	*,e	Seattle Genetics, Inc	198
4,993	*,e	Sequenom, Inc	15
1,189	*	Sorrento Therapeutics, Inc	21
332	*,e	Spark Therapeutics, Inc	20
2,652	*,e	Spectrum Pharmaceuticals, Inc	18
414	*	Stemline Therapeutics, Inc	5
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	17
1,275	*	Supernus Pharmaceuticals, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,170	*,e	Synergy Pharmaceuticals, Inc	$35
3,845	*,e	Synta Pharmaceuticals Corp	9
383	*	T2 Biosystems, Inc	6
980	*,e	TESARO, Inc	58
1,526	*	Tetraphase Pharmaceuticals, Inc	72
1,516	*,e	TG Therapeutics, Inc	25
5,360	*	TherapeuticsMD, Inc	42
956	*,e	Theravance Biopharma, Inc	12
3,648	e	Theravance, Inc	66
16,814		Thermo Electron Corp	2,182
2,098	*,e	Threshold Pharmaceuticals, Inc	9
430	*	Tokai Pharmaceuticals, Inc	6
1,044	*	Trevena, Inc	7
1,024	*	Trovagene, Inc	10
1,517	*	Ultragenyx Pharmaceutical, Inc	155
1,990	*	United Therapeutics Corp	346
1,501	*,e	Vanda Pharmaceuticals, Inc	19
1,371	*,e	Verastem, Inc	10
946	*	Versartis, Inc	14
10,299	*	Vertex Pharmaceuticals, Inc	1,272
543	*	Vitae Pharmaceuticals, Inc	8
702	*,e	Vital Therapies, Inc	15
4,844	*,e	Vivus, Inc	11
1,150	*,e	VWR Corp	31
3,491	*	Waters Corp	448
1,194	*	Xencor Inc	26
2,448	*	Xenoport, Inc	15
3,261	*,e	XOMA Corp	13
704	*,e	Zafgen, Inc	24
4,815	*,e	ZIOPHARM Oncology, Inc	58
21,213		Zoetis Inc	1,023
6,763	*,e	Zogenix, Inc	11
771	*,e	ZS Pharma, Inc	40

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	93,933

REAL ESTATE - 3.8%
2,898		Acadia Realty Trust	84
755		AG Mortgage Investment Trust	13
729		Agree Realty Corp	21
2,153		Alexander & Baldwin, Inc	85
89		Alexander’s, Inc	37
3,080		Alexandria Real Estate Equities, Inc	269
63	*	Altisource Asset Management Corp	9
646	*,e	Altisource Portfolio Solutions S.A.	20
2,533		Altisource Residential Corp	43
1,470		American Assets Trust,Inc	58
4,716		American Campus Communities, Inc	178
14,448		American Capital Agency Corp	265
1,755		American Capital Mortgage, Inc	28
6,908		American Homes 4 Rent	111
34,306	*	American Realty Capital Properties, Inc	279
1,408	*,e	American Residential Properties, Inc	26
17,891		American Tower Corp	1,669
39,655		Annaly Capital Management, Inc	364
4,519		Anworth Mortgage Asset Corp	22
6,612		Apartment Investment & Management Co (Class A)	244
2,227		Apollo Commercial Real Estate Finance, Inc	37
7,739		Apple Hospitality REIT, Inc	146
1,288		Ares Commercial Real Estate Corp	15
719		Armada Hoffler Properties, Inc	7
14,940	*	ARMOUR Residential REIT, Inc	42
1,123		Ashford Hospitality Prime, Inc	17
3,090		Ashford Hospitality Trust, Inc	26
2,311		Associated Estates Realty Corp	66
454	*	AV Homes, Inc	7
5,605		AvalonBay Communities, Inc	896
8,551		BioMed Realty Trust, Inc	165
769		Bluerock Residential Growth REIT, Inc	10
6,515		Boston Properties, Inc	789

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,513		Brandywine Realty Trust	$100
7,301		Brixmor Property Group, Inc	169
3,666		Camden Property Trust	272
2,582		Campus Crest Communities, Inc	14
4,058	e	Capstead Mortgage Corp	45
1,204		CareTrust REIT, Inc	15
1,667		CatchMark Timber Trust Inc	19
7,059		CBL & Associates Properties, Inc	114
12,093	*	CBRE Group, Inc	447
3,595		Cedar Shopping Centers, Inc	23
10,009		Chambers Street Properties	80
1,627		Chatham Lodging Trust	43
2,532		Chesapeake Lodging Trust	77
8,702		Chimera Investment Corp	119
4,557		Colony Financial, Inc	103
5,267		Columbia Property Trust, Inc	129
5,125	e	Communications Sales & Leasing, Inc	127
267		Consolidated-Tomoka Land Co	15
1,380	e	CorEnergy Infrastructure Trust, Inc	9
958		Coresite Realty	44
3,989		Corporate Office Properties Trust	94
4,821		Corrections Corp of America	159
8,737		Cousins Properties, Inc	91
14,164		Crown Castle International Corp	1,137
7,019		CubeSmart	163
2,252		CyrusOne, Inc	66
6,587	e	CYS Investments, Inc	51
3,638		DCT Industrial Trust, Inc	114
12,989		DDR Corp	201
8,448		DiamondRock Hospitality Co	108
5,816		Digital Realty Trust, Inc	388
6,186		Douglas Emmett, Inc	167
14,712		Duke Realty Corp	273
2,719		DuPont Fabros Technology, Inc	80
2,653		Dynex Capital, Inc	20
566		Easterly Government Properties, Inc	9
1,377		EastGroup Properties, Inc	77
2,020		Education Realty Trust, Inc	63
4,678		Empire State Realty Trust, Inc	80
2,373		Entertainment Properties Trust	130
5,339	*	Equity Commonwealth	137
3,627		Equity Lifestyle Properties, Inc	191
3,096		Equity One, Inc	72
15,388		Equity Residential	1,080
2,760		Essex Property Trust, Inc	587
2,699		Excel Trust, Inc	43
4,978		Extra Space Storage, Inc	325
2,946		Federal Realty Investment Trust	377
5,675		FelCor Lodging Trust, Inc	56
4,909		First Industrial Realty Trust, Inc	92
2,547		First Potomac Realty Trust	26
9,243	*	Forest City Enterprises, Inc (Class A)	204
1,413	*	Forestar Real Estate Group, Inc	19
4,124		Franklin Street Properties Corp	47
309	*	FRP Holdings, Inc	10
3,679		Gaming and Leisure Properties, Inc	135
24,462		General Growth Properties, Inc	628
3,158		Geo Group, Inc	108
1,193		Getty Realty Corp	20
881		Gladstone Commercial Corp	15
2,836		Government Properties Income Trust	53
2,408		Gramercy Property Trust, Inc	56
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	28
4,112		Hatteras Financial Corp	67
19,492		HCP, Inc	711
14,814		Health Care REIT, Inc	972
4,129		Healthcare Realty Trust, Inc	96
5,217		Healthcare Trust of America, Inc	125

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,164		Hersha Hospitality Trust	$55
3,988		Highwoods Properties, Inc	159
2,450		Home Properties, Inc	179
6,332		Hospitality Properties Trust	182
32,053		Host Marriott Corp	636
1,676	*	Howard Hughes Corp	241
3,138		Hudson Pacific Properties	89
1,015		Independence Realty Trust, Inc	8
4,329		Inland Real Estate Corp	41
5,430		Invesco Mortgage Capital, Inc	78
4,600		Investors Real Estate Trust	33
8,867		Iron Mountain, Inc	275
3,598	*	iStar Financial, Inc	48
1,921		Jones Lang LaSalle, Inc	329
3,921		Kennedy-Wilson Holdings, Inc	96
3,723		Kilroy Realty Corp	250
17,453		Kimco Realty Corp	393
3,499		Kite Realty Group Trust	86
3,450		Lamar Advertising Co	198
4,777		LaSalle Hotel Properties	169
9,098		Lexington Realty Trust	77
6,306		Liberty Property Trust	203
1,589		LTC Properties, Inc	66
6,679		Macerich Co	498
3,534		Mack-Cali Realty Corp	65
569	*	Marcus & Millichap, Inc	26
8,614		Medical Properties Trust, Inc	113
15,586		MFA Mortgage Investments, Inc	115
3,186		Mid-America Apartment Communities, Inc	232
2,597		Monmouth Real Estate Investment Corp (Class A)	25
6,986		Monogram Residential Trust, Inc	63
1,549		National Health Investors, Inc	97
5,643		National Retail Properties, Inc	198
1,004		National Storage Affiliates Trust	12
8,336		New Residential Investment Corp	127
2,762		New Senior Investment Group, Inc	37
4,058	e	New York Mortgage Trust, Inc	30
4,389	*	New York REIT, Inc	44
822		NexPoint Residential Trust, Inc	11
14,622		NorthStar Realty Finance Corp	233
7,718		Omega Healthcare Investors, Inc	265
567		One Liberty Properties, Inc	12
387		Orchid Island Capital, Inc	4
5,803		Outfront Media, Inc	146
7,444		Paramount Group, Inc	128
3,509		Parkway Properties, Inc	61
3,039		Pebblebrook Hotel Trust	130
3,002		Pennsylvania REIT	64
2,603		Pennymac Mortgage Investment Trust	45
2,962		Physicians Realty Trust	46
6,792		Piedmont Office Realty Trust, Inc	119
7,355		Plum Creek Timber Co, Inc	298
2,300		Post Properties, Inc	125
1,723		Potlatch Corp	61
971		Preferred Apartment Communities, Inc	10
22,108		Prologis, Inc	820
819		PS Business Parks, Inc	59
6,115		Public Storage, Inc	1,127
1,013		QTS Realty Trust, Inc	37
3,606		RAIT Investment Trust	22
3,360		Ramco-Gershenson Properties	55
5,353		Rayonier, Inc	137
370		Re/Max Holdings, Inc	13
6,259	*	Realogy Holdings Corp	292
9,793	e	Realty Income Corp	435
3,754		Redwood Trust, Inc	59
4,031		Regency Centers Corp	238
5,774		Resource Capital Corp	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,984		Retail Opportunities Investment Corp	$62
10,028		Retail Properties of America, Inc	140
2,322		Rexford Industrial Realty, Inc	34
5,656		RLJ Lodging Trust	168
1,626	e	Rouse Properties, Inc	27
1,915		Ryman Hospitality Properties	102
2,491		Sabra Healthcare REIT, Inc	64
330		Saul Centers, Inc	16
2,393		Select Income REIT	49
9,605		Senior Housing Properties Trust	169
1,684		Silver Bay Realty Trust Corp	27
13,134		Simon Property Group, Inc	2,272
4,214		SL Green Realty Corp	463
1,504		Sovran Self Storage, Inc	131
18,574		Spirit Realty Capital, Inc	180
2,792	*,e	St. Joe Co	43
2,739		STAG Industrial, Inc	55
10,038		Starwood Property Trust, Inc	217
1,712	e	Starwood Waypoint Residential Trust	41
1,337		STORE Capital Corp	27
11,666	*	Strategic Hotels & Resorts, Inc	141
3,813		Summit Hotel Properties, Inc	50
1,962		Sun Communities, Inc	121
8,803		Sunstone Hotel Investors, Inc	132
3,910		Tanger Factory Outlet Centers, Inc	124
2,649		Taubman Centers, Inc	184
695	*	Tejon Ranch Co	18
1,821		Terreno Realty Corp	36
880	e	Trade Street Residential, Inc	6
15,470		Two Harbors Investment Corp	151
10,915		UDR, Inc	350
507		UMH Properties, Inc	5
1,285		United Development Funding IV	22
575		Universal Health Realty Income Trust	27
3,855		Urban Edge Properties	80
1,188		Urstadt Biddle Properties, Inc (Class A)	22
13,973		Ventas, Inc	868
7,991		Vornado Realty Trust	759
3,060		Washington REIT	79
5,234		Weingarten Realty Investors	171
1,871	e	Western Asset Mortgage Capital Corp	28
21,885		Weyerhaeuser Co	689
976		Whitestone REIT	13
4,380		WP Carey, Inc	258
7,930		WP GLIMCHER, Inc	107
4,720		Xenia Hotels & Resorts, Inc	103

		TOTAL REAL ESTATE	37,241

RETAILING - 4.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	13
2,730		Aaron’s, Inc	99
2,948	e	Abercrombie & Fitch Co (Class A)	63
3,092		Advance Auto Parts, Inc	492
16,099	*	Amazon.com, Inc	6,988
7,938	e	American Eagle Outfitters, Inc	137
367	*	America’s Car-Mart, Inc	18
1,938	*	Ann Taylor Stores Corp	94
1,131	*	Asbury Automotive Group, Inc	102
5,950	*	Ascena Retail Group, Inc	99
2,914	*	Autonation, Inc	183
1,319	*	AutoZone, Inc	880
2,159	*	Barnes & Noble, Inc	56
1,533		Bebe Stores, Inc	3
7,236	*	Bed Bath & Beyond, Inc	499
12,623		Best Buy Co, Inc	412
824		Big 5 Sporting Goods Corp	12
2,215		Big Lots, Inc	100
645	*	Blue Nile, Inc	20
517	*	Boot Barn Holdings, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,023	e	Buckle, Inc	$47
512	*	Build-A-Bear Workshop, Inc	8
3,181	*	Burlington Stores, Inc	163
2,171	*,e	Cabela’s, Inc	108
1,976		Caleres, Inc	63
8,899	*	Carmax, Inc	589
966		Cato Corp (Class A)	37
6,107		Chico’s FAS, Inc	102
792		Children’s Place Retail Stores, Inc	52
1,400	*	Christopher & Banks Corp	6
836	*	Citi Trends, Inc	20
1,176	*,e	Conn’s, Inc	47
764	*,e	Container Store Group, Inc	13
1,054		Core-Mark Holding Co, Inc	62
3,342		CST Brands, Inc	130
2,260	*	Destination XL Group, Inc	11
3,844		Dick’s Sporting Goods, Inc	199
964		Dillard’s, Inc (Class A)	101
12,829		Dollar General Corp	997
8,712	*	Dollar Tree, Inc	688
3,192		DSW, Inc (Class A)	106
833	*	Etsy, Inc	12
1,789	*	EVINE Live, Inc	5
4,162		Expedia, Inc	455
3,681	*	Express Parent LLC	67
4,155		Family Dollar Stores, Inc	327
464	*	Fenix Parts, Inc	5
1,930		Finish Line, Inc (Class A)	54
2,292	*	Five Below, Inc	91
5,914		Foot Locker, Inc	396
2,024	*	Francesca’s Holdings Corp	27
1,409		Fred’s, Inc (Class A)	27
911	*	FTD Cos, Inc	26
4,373	e	GameStop Corp (Class A)	188
10,077		Gap, Inc	385
979	*	Genesco, Inc	65
6,433		Genuine Parts Co	576
3,693		GNC Holdings, Inc	164
1,038		Group 1 Automotive, Inc	94
21,229	*	Groupon, Inc	107
2,720		Guess?, Inc	52
983		Haverty Furniture Cos, Inc	21
1,136	*,e	Hibbett Sports, Inc	53
54,868		Home Depot, Inc	6,098
1,388		HSN, Inc	97
12,859	*,e	JC Penney Co, Inc	109
705		Kirkland’s, Inc	20
8,573		Kohl’s Corp	537
10,345		L Brands, Inc	887
733	*,e	Lands’ End, Inc	18
19,947	*	Liberty Interactive Corp	553
3,158	*	Liberty TripAdvisor Holdings, Inc	102
5,863	*	Liberty Ventures	230
960		Lithia Motors, Inc (Class A)	109
12,785	*	LKQ Corp	387
40,192		Lowe’s Companies, Inc	2,692
1,262	*,e	Lumber Liquidators, Inc	26
14,433		Macy’s, Inc	974
1,129	*	MarineMax, Inc	27
859	*,e	Mattress Firm Holding Corp	52
2,044		Men’s Wearhouse, Inc	131
2,576	*	Michaels Cos, Inc	69
1,383		Monro Muffler, Inc	86
1,808	*	Murphy USA, Inc	101
2,560	*	NetFlix, Inc	1,682
5,869		Nordstrom, Inc	437
1,216		Nutri/System, Inc	30
23,068	*	Office Depot, Inc	200

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,755	*,e	Orbitz Worldwide, Inc	$54
4,267	*	O’Reilly Automotive, Inc	964
712	e	Outerwall, Inc	54
567	*,e	Overstock.com, Inc	13
1,066	*	Party City Holdco, Inc	22
1,799		Penske Auto Group, Inc	94
2,583	*	PEP Boys—Manny Moe & Jack	32
848	e	PetMed Express, Inc	15
3,828	e	Pier 1 Imports, Inc	48
2,187	*	Priceline.com, Inc	2,518
2,196		Rent-A-Center, Inc	62
1,378	*	Restoration Hardware Holdings, Inc	134
17,480		Ross Stores, Inc	850
6,704	*	Sally Beauty Holdings, Inc	212
691	*,e	Sears Holdings Corp	18
2,224	*	Select Comfort Corp	67
775		Shoe Carnival, Inc	22
1,588	*	Shutterfly, Inc	76
3,406		Signet Jewelers Ltd	437
1,400		Sonic Automotive, Inc (Class A)	33
758	*	Sportsman’s Warehouse Holdings, Inc	9
1,474		Stage Stores, Inc	26
27,087		Staples, Inc	415
1,440		Stein Mart, Inc	15
461	*	Systemax, Inc	4
26,914		Target Corp	2,197
4,771		Tiffany & Co	438
834	*,e	Tile Shop Holdings, Inc	12
432	*	Tilly’s, Inc	4
28,739		TJX Companies, Inc	1,902
5,758		Tractor Supply Co	518
4,455	e	Travelport Worldwide Ltd	61
4,734	*	TripAdvisor, Inc	412
1,789	*	Tuesday Morning Corp	20
2,688	*	Ulta Salon Cosmetics & Fragrance, Inc	415
4,193	*	Urban Outfitters, Inc	147
1,265	*	Vitamin Shoppe, Inc	47
857	*	VOXX International Corp (Class A)	7
840	*	Wayfair, Inc	32
640	*	West Marine, Inc	6
3,898		Williams-Sonoma, Inc	321
133		Winmark Corp	13
2,735	*,e	zulily, Inc	36
1,062	*	Zumiez, Inc	28

		TOTAL RETAILING	45,497

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
1,806	*	Advanced Energy Industries, Inc	50
27,659	*,e	Advanced Micro Devices, Inc	66
844	*	Alpha & Omega Semiconductor Ltd	7
12,745		Altera Corp	653
1,324	*,e	Ambarella, Inc	136
3,751	*	Amkor Technology, Inc	22
13,167		Analog Devices, Inc	845
52,171		Applied Materials, Inc	1,003
3,483	*,e	Applied Micro Circuits Corp	23
17,610		Atmel Corp	174
10,836		Avago Technologies Ltd	1,440
5,359	*	Axcelis Technologies, Inc	16
23,239		Broadcom Corp (Class A)	1,197
2,909		Brooks Automation, Inc	33
1,066	*	Cabot Microelectronics Corp	50
569	*	Cascade Microtech, Inc	9
2,349	*	Cavium Networks, Inc	162
910	*	Ceva, Inc	18
2,678	*	Cirrus Logic, Inc	91
1,302		Cohu, Inc	17
4,623	*,e	Cree, Inc	120

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,981		Cypress Semiconductor Corp	$164
1,646	*	Diodes, Inc	40
1,224	*	DSP Group, Inc	13
5,882	*	Entegris, Inc	86
1,921	*	Exar Corp	19
4,815	*	Fairchild Semiconductor International, Inc	84
3,183	*	First Solar, Inc	150

2,618	*	Formfactor, Inc	24

4,624	*	Freescale Semiconductor Holdings Ltd	185
1,603	*	Inphi Corp	37
6,262	*	Integrated Device Technology, Inc	136
1,216		Integrated Silicon Solution, Inc	27
200,375		Intel Corp	6,094
5,704		Intersil Corp (Class A)	71
1,231		IXYS Corp	19
6,765		Kla-Tencor Corp	380
3,559	*	Kopin Corp	12
6,693		Lam Research Corp	544
5,097	*	Lattice Semiconductor Corp	30
10,118		Linear Technology Corp	447
987	*,e	MA-COM Technology Solutions	38
19,108		Marvell Technology Group Ltd	252
3,104	*	Mattson Technology, Inc	10
11,990		Maxim Integrated Products, Inc	415
2,016	*	MaxLinear, Inc	24
2,224		Micrel, Inc	31
8,577	e	Microchip Technology, Inc	407
45,463	*	Micron Technology, Inc	856
4,027	*	Microsemi Corp	141
2,245		MKS Instruments, Inc	85
1,709		Monolithic Power Systems, Inc	87
1,014	*	Nanometrics, Inc	16
1,216	*	NeoPhotonics Corp Ltd	11
258		NVE Corp	20
22,762		Nvidia Corp	458
2,460	*	Omnivision Technologies, Inc	64
17,698	*	ON Semiconductor Corp	207
1,181	*	PDF Solutions, Inc	19
958		Pericom Semiconductor Corp	13
2,703	*	Photronics, Inc	26
6,977	*	PMC - Sierra, Inc	60
1,292		Power Integrations, Inc	58
6,313	*	Qorvo, Inc	507
4,954	*	Rambus, Inc	72
1,464	*	Rudolph Technologies, Inc	18
2,813	*	Semtech Corp	56
1,460	*	Sigma Designs, Inc	17
1,854	*	Silicon Laboratories, Inc	100
8,093		Skyworks Solutions, Inc	842
11,561	*,e	SunEdison, Inc	346
2,299	*,e	SunPower Corp	65
9,041		Teradyne, Inc	174
2,213		Tessera Technologies, Inc	84
43,941		Texas Instruments, Inc	2,263
928	*	Ultra Clean Holdings	6
1,279	*	Ultratech, Inc	24
1,796	*	Veeco Instruments, Inc	52
2,408	*	Xcerra Corp	18
10,975		Xilinx, Inc	485

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,121

SOFTWARE & SERVICES - 10.5%
775	*	6D Global Technologies, Inc	5
1,417	*	A10 Networks, Inc	9
26,529		Accenture plc	2,567
4,917	*	ACI Worldwide, Inc	121
20,884		Activision Blizzard, Inc	506
1,945	*	Actua Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,414	*	Acxiom Corp	$60
21,117	*	Adobe Systems, Inc	1,711
2,284		Advent Software, Inc	101
7,535	*	Akamai Technologies, Inc	526
2,619	*	Alliance Data Systems Corp	765
384	*,e	Amber Road, Inc	3
6,600		Amdocs Ltd	360
764	*	American Software, Inc (Class A)	7
1,936	*	Angie’s List, Inc	12
3,791	*	Ansys, Inc	346
3,703	*	Aspen Technology, Inc	169
9,642	*	Autodesk, Inc	483
19,833		Automatic Data Processing, Inc	1,591
1,736	*	AVG Technologies NV	47
2,964	*	Bankrate, Inc	31
330	*	Barracuda Networks, Inc	13
2,221	*,e	Bazaarvoice, Inc	13
327	*,e	Benefitfocus, Inc	14
880	*	Black Knight Financial Services, Inc	27
2,030		Blackbaud, Inc	116
2,216	*	Blackhawk Network Holdings, Inc	91
2,003	*	Blucora, Inc	32
4,299		Booz Allen Hamilton Holding Co	108
1,713	*	Bottomline Technologies, Inc	48
568	*	Box, Inc	11
1,247	*	Brightcove, Inc	9
5,065		Broadridge Financial Solutions, Inc	253
1,345	*	BroadSoft, Inc	46
13,448		CA, Inc	394
1,033	*	CACI International, Inc (Class A)	84
12,369	*	Cadence Design Systems, Inc	243
2,042	*	Callidus Software, Inc	32
540	*	Carbonite, Inc	6
1,869	*	Cardtronics, Inc	69
797	*	Care.com, Inc	5
480		Cass Information Systems, Inc	27
6,779		CDK Global, Inc	366
921	*	ChannelAdvisor Corp	11
3,700	*	Ciber, Inc	13
1,437	*	Cimpress NV	121
6,770	*	Citrix Systems, Inc	475
25,669	*	Cognizant Technology Solutions Corp (Class A)	1,568
1,919	*	Commvault Systems, Inc	81
5,869		Computer Sciences Corp	385
1,478	*	comScore, Inc	79
1,059	*	Comverse, Inc	21
1,503	*	Constant Contact, Inc	43
4,171		Convergys Corp	106
2,343	*	Cornerstone OnDemand, Inc	82
1,370	*	CoStar Group, Inc	276
2,538	*,e	Coupons.com, Inc	27
1,464		CSG Systems International, Inc	46
1,005	*,e	Cvent, Inc	26
1,236	*	Cyan, Inc	6
708	*	Datalink Corp	6
2,356	*	DealerTrack Holdings, Inc	148
1,406	*,e	Demandware, Inc	100
1,843	*	DHI Group, Inc	16
335	e	Digimarc Corp	15
2,145	*	Digital Turbine, Inc	6
1,424		DST Systems, Inc	179
4,694		EarthLink Holdings Corp	35
51,303	*	eBay, Inc	3,090
1,160	e	Ebix, Inc	38
13,284	*	Electronic Arts, Inc	883
1,241	*	Ellie Mae, Inc	87
2,483	*,e	Endurance International Group Holdings, Inc	51
1,037	*	EnerNOC, Inc	10
1,507	*	Envestnet, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,068	*	EPAM Systems, Inc	$147
1,587		EPIQ Systems, Inc	27
206	*	ePlus, Inc	16
2,405		Equinix, Inc	611
2,184	*	Euronet Worldwide, Inc	135
2,895		EVERTEC, Inc	61
886	*	Everyday Health, Inc	11
1,501	*	ExlService Holdings, Inc	52
91,398	*	Facebook, Inc	7,839
1,763		Factset Research Systems, Inc	286
1,313		Fair Isaac Corp	119
11,979		Fidelity National Information Services, Inc	740
5,825	*,e	FireEye, Inc	285
3,821	*	First American Corp	152
10,006	*	Fiserv, Inc	829
1,029	*	Five9, Inc	5
3,877	*	FleetCor Technologies, Inc	605
1,659	*,e	FleetMatics Group plc	78
514		Forrester Research, Inc	19
6,035	*	Fortinet, Inc	249
3,531	*	Gartner, Inc	303
6,383	*	Genpact Ltd	136
1,086	*	Gigamon, Inc	36
2,712	*	Global Cash Access, Inc	21
2,857		Global Payments, Inc	296
647	*	Globant S.A.	20
5,108	*	Glu Mobile, Inc	32
1,002	*	GoDaddy, Inc	28
2,479	*,e	Gogo, Inc	53
12,424	*	Google, Inc	6,467
12,175	*	Google, Inc (Class A)	6,575
3,181	*	GrubHub, Inc	108
1,039	*	GTT Communications, Inc	25
680	*,e	Guidance Software, Inc	6
2,990	*	Guidewire Software, Inc	158
1,077		Hackett Group, Inc	14
1,546		Heartland Payment Systems, Inc	84
4,132	*	HomeAway, Inc	129
320	*	Hortonworks, Inc	8
786	*	HubSpot, Inc	39
3,119		IAC/InterActiveCorp	248
1,627	*	iGate Corp	78
1,120	*	Imperva, Inc	76
2,288	*	Infoblox, Inc	60
4,435	*	Informatica Corp	215
766	*	Interactive Intelligence, Inc	34
2,702	*	Internap Network Services Corp	25
38,352		International Business Machines Corp	6,238
11,646		Intuit, Inc	1,174
2,031		j2 Global, Inc	138
3,456		Jack Henry & Associates, Inc	224
1,823	*	Jive Software, Inc	10
3,271		King Digital Entertainment plc	47
1,403	*	Knot, Inc	23
2,850		Leidos Holdings, Inc	115
2,822	*,e	LendingClub Corp	42
3,363	*	Limelight Networks, Inc	13
4,620	*	LinkedIn Corp	955
3,304	*	Lionbridge Technologies	20
1,143	*,e	Liquidity Services, Inc	11
2,686	*	Liveperson, Inc	26
1,024	*	LogMeIn, Inc	66
768	*	Luxoft Holding, Inc	43
3,121	*	Manhattan Associates, Inc	186
1,025		Mantech International Corp (Class A)	30
1,311		Marchex, Inc (Class B)	6
1,197	*	Marin Software, Inc	8
1,468	*,e	Marketo, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

42,222		Mastercard, Inc (Class A)	$3,947
2,782		MAXIMUS, Inc	183
4,392		Mentor Graphics Corp	116
341,683		Microsoft Corp	15,085
391	*	MicroStrategy, Inc (Class A)	66
3,264	*,e	Millennial Media, Inc	5
1,693	*	MobileIron, Inc	10
844	*	Model N, Inc	10
2,352	*	ModusLink Global Solutions, Inc	8
1,065	*	MoneyGram International, Inc	10
1,800		Monotype Imaging Holdings, Inc	43
4,071	*,e	Monster Worldwide, Inc	27
1,579	*,e	Netscout Systems, Inc	58
1,692	*	NetSuite, Inc	155
2,439	*,e	NeuStar, Inc (Class A)	71
237	*	New Relic, Inc	8
2,981		NIC, Inc	54
10,683	*	Nuance Communications, Inc	187
1,130	*	OPOWER, Inc	13
133,816		Oracle Corp	5,393
9,063	*	Pandora Media, Inc	141
444	*	Park City Group, Inc	5
13,695		Paychex, Inc	642
1,334	*	Paycom Software, Inc	46
641	*	Paylocity Holding Corp	23
1,584		Pegasystems, Inc	36
1,536	*	Perficient, Inc	30
496	*	PFSweb, Inc	7
2,115	*	Progress Software Corp	58
1,629	*	Proofpoint, Inc	104
1,099	*	PROS Holdings, Inc	23
4,967	*	PTC, Inc	204
819	*	Q2 Holdings, Inc	23
400		QAD, Inc (Class A)	11
3,971	*	QLIK Technologies, Inc	139
1,041	*,e	Qualys, Inc	42
1,192	*	QuinStreet, Inc	8
5,171	*	Rackspace Hosting, Inc	192
1,111	*	Rally Software Development Corp	22
1,085	*	RealNetworks, Inc	6
2,115	*	RealPage, Inc	40
7,755	*	Red Hat, Inc	589
393		Reis, Inc	9
1,375	*	RetailMeNot, Inc	25
801	*,e	Rocket Fuel, Inc	7
3,677	*,e	Rovi Corp	59
1,069	*	Rubicon Project, Inc	16
4,752		Sabre Corp	113
27,705	*	Salesforce.com, Inc	1,929
594	e	Sapiens International Corp NV	6
1,942		Science Applications International Corp	103
1,059	*	Sciquest, Inc	16
1,446	*	Seachange International, Inc	10
6,500	*	ServiceNow, Inc	483
2,827	*	ServiceSource International LLC	15
831	*,e	Shutterstock, Inc	49
1,525	*,e	Silver Spring Networks, Inc	19
2,813	*	SolarWinds, Inc	130
2,797		Solera Holdings, Inc	125
5,288	*	Splunk, Inc	368
690	*	SPS Commerce, Inc	45
2,996		SS&C Technologies Holdings, Inc	187

595	*	Stamps.com, Inc	44
1,663	*	Sykes Enterprises, Inc	40
28,932		Symantec Corp	673
1,551	*	Synchronoss Technologies, Inc	71
6,503	*	Synopsys, Inc	329
1,329	*	Syntel, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,633	*	TA Indigo Holding Corp	$19
2,095	*	Tableau Software, Inc	242
3,573	*	Take-Two Interactive Software, Inc	99
1,464	*	Tangoe, Inc	18
708	*	TechTarget, Inc	6
2,099	*	TeleCommunication Systems, Inc (Class A)	7
834	*	TeleNav, Inc	7
730		TeleTech Holdings, Inc	20
5,991	*	Teradata Corp	222
840	*,e	Textura Corp	23
4,088	*	TiVo, Inc	41
6,979		Total System Services, Inc	292
285	*	Travelzoo, Inc	3
2,080	*	TrueCar, Inc	25
617	*	TubeMogul, Inc	9
23,879	*	Twitter, Inc	865
1,414	*	Tyler Technologies, Inc	183
1,215	*	Ultimate Software Group, Inc	200
2,160	*	Unisys Corp	43
640	*	United Online, Inc	10
6,048	*	Vantiv, Inc	231
225	*,e	Varonis Systems, Inc	5
1,227	*,e	Vasco Data Security International	37
4,800	*	VeriFone Systems, Inc	163
2,567	*	Verint Systems, Inc	156
4,376	*,e	VeriSign, Inc	270
2,063	*	VirnetX Holding Corp	9
1,253	*	Virtusa Corp	64
82,912		Visa, Inc (Class A)	5,568
3,459	*	VMware, Inc (Class A)	297
1,683	*	WebMD Health Corp (Class A)	75
1,869	*	Website Pros, Inc	45
22,090		Western Union Co	449
1,631	*	WEX, Inc	186
622	*	Wix.com Ltd	15
4,475	*	Workday, Inc	342
47,023		Xerox Corp	500
1,381	*,e	Xoom Corp	29
39,643	*	Yahoo!, Inc	1,558
2,740	*	Yelp, Inc	118
798	*	Yodlee, Inc	12
2,277	*	Zendesk, Inc	51
1,858	*,e	Zillow Group, Inc	161
3,311	*	Zix Corp	17
31,985	*	Zynga, Inc	91

		TOTAL SOFTWARE & SERVICES	102,059

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
4,845	*,e	3D Systems Corp	95
2,222		Adtran, Inc	36
932	*	Aerohive Networks, Inc	7
1,059	*	Agilysys, Inc	10
548		Alliance Fiber Optic Products, Inc	10
13,043		Amphenol Corp (Class A)	756
1,193		Anixter International, Inc	78
243,330		Apple, Inc	30,520
654	*	Applied Optoelectronics, Inc	11
1,423	*	Arista Networks, Inc	116
5,689	*	ARRIS Group, Inc	174
4,051	*	Arrow Electronics, Inc	226
1,363	*	Avid Technology, Inc	18
5,645		Avnet, Inc	232
2,062		AVX Corp	28
653		Badger Meter, Inc	41
429		Bel Fuse, Inc (Class B)	9
1,797		Belden CDT, Inc	146
2,361	*	Benchmark Electronics, Inc	51
755		Black Box Corp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,663		Brocade Communications Systems, Inc	$210
1,369	*,e	CalAmp Corp	25
1,907	*	Calix Networks, Inc	15
5,510		CDW Corp	189
1,874		Checkpoint Systems, Inc	19
4,978	*	Ciena Corp	118
214,801		Cisco Systems, Inc	5,898
522	*,e	Clearfield, Inc	8
3,781		Cognex Corp	182
1,000	*	Coherent, Inc	64
4,259	*	CommScope Holding Co, Inc	130
784		Comtech Telecommunications Corp	23
490	*,e	Control4 Corp	4
53,147		Corning, Inc	1,049
1,729	*	Cray, Inc	51
1,425		CTS Corp	27
1,609		Daktronics, Inc	19
2,709		Diebold, Inc	95
1,490	*	Digi International, Inc	14
2,076		Dolby Laboratories, Inc (Class A)	82
2,718	*	Dot Hill Systems Corp	17
750	*	DTS, Inc	23
789	*,e	Eastman Kodak Co	13
1,847	*	EchoStar Corp (Class A)	90
1,000		Electro Rent Corp	11
1,985	*	Electronics for Imaging, Inc	86
82,043		EMC Corp	2,165
1,103	*	EMCORE Corp	7
4,537	*	Extreme Networks, Inc	12
3,021	*	F5 Networks, Inc	364

1,548	*	Fabrinet	29
739	*	FARO Technologies, Inc	35
1,753		FEI Co	145
4,415	*	Finisar Corp	79
5,847		Flir Systems, Inc	180
1,328	*	GSI Group, Inc	20
3,947	*	Harmonic, Inc	27
5,220		Harris Corp	401
76,769		Hewlett-Packard Co	2,304
2,229	*	II-VI, Inc	42
1,595	*	Imation Corp	6
1,305	*	Immersion Corp	17
5,305	*	Infinera Corp	111
6,446	*	Ingram Micro, Inc (Class A)	161
1,624	*	Insight Enterprises, Inc	49
1,493		InterDigital, Inc	85
3,133	*,e	InvenSense, Inc	47
1,459	*	IPG Photonics Corp	124
1,635	*	Itron, Inc	56
2,593	*	Ixia	32
8,197		Jabil Circuit, Inc	175
9,794	*	JDS Uniphase Corp	113
16,667		Juniper Networks, Inc	433
6,856	*	Keysight Technologies, Inc	214
1,302	*	Kimball Electronics, Inc	19
3,773	*,e	Knowles Corp	68
758	*	KVH Industries, Inc	10
2,589		Lexmark International, Inc (Class A)	114
949		Littelfuse, Inc	90
1,540	*	Mercury Computer Systems, Inc	23
126		Mesa Laboratories, Inc	11
1,672		Methode Electronics, Inc	46
8,871		Motorola, Inc	509
632		MTS Systems Corp	44
555	*	Multi-Fineline Electronix, Inc	12
4,729		National Instruments Corp	139
7,160	*	NCR Corp	216
13,133		NetApp, Inc	414

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,274	*	Netgear, Inc	$38
1,913	*	Newport Corp	36
2,136	*	Nimble Storage, Inc	60
1,693	*	Novatel Wireless, Inc	6
4,246	*,e	Oclaro, Inc	10
836	*	OSI Systems, Inc	59
3,066	*	Palo Alto Networks, Inc	536
929		Park Electrochemical Corp	18
430		PC Connection, Inc	11
1,599		Plantronics, Inc	90
1,413	*	Plexus Corp	62
6,111	*	Polycom, Inc	70
3,739	*	QLogic Corp	53
68,847		Qualcomm, Inc	4,312

11,444	*	Quantum Corp	19
1,970	*	RealD, Inc	24
1,175	*	Rofin-Sinar Technologies, Inc	32
790	*	Rogers Corp	52
2,837	*	Ruckus Wireless, Inc	29
8,783		SanDisk Corp	511
3,491	*	Sanmina Corp	70
1,187	*	Scansource, Inc	45
2,605	*	ShoreTel, Inc	18
1,782	*,e	Silicon Graphics International Corp	12
2,205	*	Sonus Networks, Inc	15
2,178	*,e	Stratasys Ltd	76
1,554	*	Super Micro Computer, Inc	46
1,586	*	Synaptics, Inc	138
1,254		SYNNEX Corp	92
1,618	*	Tech Data Corp	93
10,868	*	Trimble Navigation Ltd	255
2,698	*	TTM Technologies, Inc	27
1,309	e	Ubiquiti Networks, Inc	42
1,692	*	Universal Display Corp	88
1,815	*	Viasat, Inc	109
3,529	*,e	Violin Memory, Inc	9
5,324		Vishay Intertechnology, Inc	62
654	*	Vishay Precision Group, Inc	10
9,437		Western Digital Corp	740
2,122	*	Zebra Technologies Corp (Class A)	236

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	58,400

TELECOMMUNICATION SERVICES - 2.0%
3,853	*	8x8, Inc	35
219,332		AT&T, Inc	7,791
490		Atlantic Tele-Network, Inc	34
1,565	*	Boingo Wireless, Inc	13
23,806		CenturyTel, Inc	699
10,048	*	Cincinnati Bell, Inc	38
1,955		Cogent Communications Group, Inc	66
2,274		Consolidated Communications Holdings, Inc	48
1,092	*	Fairpoint Communications, Inc	20
42,559	e	Frontier Communications Corp	211
1,464	*	General Communication, Inc (Class A)	25
19,920	*,e	Globalstar, Inc	42
460	*	Hawaiian Telcom Holdco, Inc	12
609		IDT Corp (Class B)	11
2,355	*	inContact, Inc	23
1,405		Inteliquent, Inc	26
1,183	*,e	Intelsat S.A.	12
2,990	*,e	Iridium Communications, Inc	27
12,204	*	Level 3 Communications, Inc	643
757		Lumos Networks Corp	11
757	*	NTELOS Holdings Corp	3
2,552	*	Orbcomm, Inc	17
539	*	Pacific DataVision, Inc	23
1,994	*	Premiere Global Services, Inc	20
2,273	*	RingCentral, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,457	*	SBA Communications Corp (Class A)	$627
1,093		Shenandoah Telecom Co	37
1,177		Spok Holdings, Inc	20
32,103	*,e	Sprint Corp	146
384	*	Straight Path Communications, Inc	13
3,834		Telephone & Data Systems, Inc	113
11,712	*	T-Mobile US, Inc	454
580	*	US Cellular Corp	22
172,258		Verizon Communications, Inc	8,029
7,062	*	Vonage Holdings Corp	35
4,571	e	Windstream Holdings, Inc	29
6,062	*	Zayo Group Holdings, Inc	156

		TOTAL TELECOMMUNICATION SERVICES	19,573

TRANSPORTATION - 2.1%
2,669	*	Air Transport Services Group, Inc	28
5,480		Alaska Air Group, Inc	353
554		Allegiant Travel Co	99
285		Amerco, Inc	93
29,328		American Airlines Group, Inc	1,171
1,131		Arkansas Best Corp	36
1,047	*	Atlas Air Worldwide Holdings, Inc	58
4,425	*	Avis Budget Group, Inc	195
988		Celadon Group, Inc	20
6,154		CH Robinson Worldwide, Inc	384
2,495		Con-Way, Inc	96
1,347	e	Copa Holdings S.A. (Class A)	111
452	*	Covenant Transportation Group, Inc	11
41,743		CSX Corp	1,363
34,478		Delta Air Lines, Inc	1,416
1,003	*	Eagle Bulk Shipping, Inc	7
1,254	*	Echo Global Logistics, Inc	41
8,085		Expeditors International of Washington, Inc	373
11,984		FedEx Corp	2,042
1,381		Forward Air Corp	72
2,296	*	Genesee & Wyoming, Inc (Class A)	175
2,725	*,e	Golden Ocean Group Ltd (Oslo)	11
2,009	*	Hawaiian Holdings, Inc	48
2,244		Heartland Express, Inc	45
17,129	*	Hertz Global Holdings, Inc	310
1,570	*	Hub Group, Inc (Class A)	63
3,785		J.B. Hunt Transport Services, Inc	311
13,112	*	JetBlue Airways Corp	272
4,662		Kansas City Southern Industries, Inc	425
2,355	*	Kirby Corp	181
2,626		Knight Transportation, Inc	70
1,942		Landstar System, Inc	130
2,852		Macquarie Infrastructure Co LLC	236
1,041		Marten Transport Ltd	23
1,942		Matson, Inc	82
2,759		Navios Maritime Holdings, Inc	10
12,872		Norfolk Southern Corp	1,125
2,951	*	Old Dominion Freight Line	202
99	*	PAM Transportation Services, Inc	6
421		Park-Ohio Holdings Corp	20
1,212	*	Quality Distribution, Inc	19
759	*	Radiant Logistics, Inc	6
2,007	*	Republic Airways Holdings, Inc	18
1,220	*	Roadrunner Transportation Services Holdings, Inc	31
2,221		Ryder System, Inc	194
1,374		Safe Bulkers, Inc	4
1,140	*	Saia, Inc	45
5,390	*,e	Scorpio Bulkers, Inc	9
2,348		Skywest, Inc	35
28,416		Southwest Airlines Co	940
3,077	*	Spirit Airlines, Inc	191
3,842	*	Swift Transportation Co, Inc	87
16,140	*	UAL Corp	856

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

37,009		Union Pacific Corp	$3,530
29,627		United Parcel Service, Inc (Class B)	2,871
200		Universal Truckload Services, Inc	4
407	*	USA Truck, Inc	9
3,898	*	UTI Worldwide, Inc	39
1,008	*,e	Virgin America, Inc	28
1,875		Werner Enterprises, Inc	49
2,328	*	Wesco Aircraft Holdings, Inc	35
3,016	*,e	XPO Logistics, Inc	136
1,384	*	YRC Worldwide, Inc	18

		TOTAL TRANSPORTATION	20,868

UTILITIES - 2.8%
2,058	e	Abengoa Yield plc	64
28,495		AES Corp	378
4,856		AGL Resources, Inc	226
2,057		Allete, Inc	95
4,814		Alliant Energy Corp	278
10,213		Ameren Corp	385
20,573		American Electric Power Co, Inc	1,090
1,754		American States Water Co	66
7,523		American Water Works Co, Inc	366
7,726		Aqua America, Inc	189
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	17
4,152		Atmos Energy Corp	213
2,754		Avista Corp	84
1,970		Black Hills Corp	86
2,026		California Water Service Group	46
16,079	*	Calpine Corp	289
18,179		Centerpoint Energy, Inc	346
670		Chesapeake Utilities Corp	36
2,546		Cleco Corp	137
11,966		CMS Energy Corp	381
518		Connecticut Water Service, Inc	18
12,217		Consolidated Edison, Inc	707
626		Consolidated Water Co, Inc	8
25,025		Dominion Resources, Inc	1,673
7,478		DTE Energy Co	558
29,208		Duke Energy Corp	2,063
5,419	*	Dynegy, Inc	158
13,757		Edison International	765
1,646		El Paso Electric Co	57
1,919	e	Empire District Electric Co	42
7,467		Entergy Corp	526
13,425		Eversource Energy	610
36,378		Exelon Corp	1,143
17,812		FirstEnergy Corp	580
535		Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	159
4,472		Hawaiian Electric Industries, Inc	133
2,116		Idacorp, Inc	119
6,556		ITC Holdings Corp	211
1,831		Laclede Group, Inc	95
8,222		MDU Resources Group, Inc	161
1,530		MGE Energy, Inc	59
813		Middlesex Water Co	18
3,449	e	National Fuel Gas Co	203
3,600		New Jersey Resources Corp	99
18,751		NextEra Energy, Inc	1,838
13,439		NiSource, Inc	613
1,036		Northwest Natural Gas Co	44
1,790		NorthWestern Corp	87
14,257		NRG Energy, Inc	326
1,290	e	NRG Yield, Inc (Class A)	28
1,290	e	NRG Yield, Inc (Class C)	28
8,413		OGE Energy Corp	240
2,332		ONE Gas, Inc	99

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,582		Ormat Technologies, Inc	$60
1,620		Otter Tail Corp	43
2,193		Pattern Energy Group, Inc	62
10,682		Pepco Holdings, Inc	288
20,214		PG&E Corp	993
3,559		Piedmont Natural Gas Co, Inc	126
4,744		Pinnacle West Capital Corp	270
3,355		PNM Resources, Inc	83
3,322		Portland General Electric Co	110
28,008		PPL Corp	825
21,373		Public Service Enterprise Group, Inc	840
7,671		Questar Corp	160
6,017		SCANA Corp	305
10,414		Sempra Energy	1,030
678		SJW Corp	21
2,886		South Jersey Industries, Inc	71
38,262		Southern Co	1,603
1,975		Southwest Gas Corp	105
3,498	*	Talen Energy Corp	60
9,633		TECO Energy, Inc	170
2,161		TerraForm Power, Inc	82
7,282		UGI Corp	251
2,315		UIL Holdings Corp	106
597		Unitil Corp	20
3,477		Vectren Corp	134
876	*	Vivint Solar, Inc	11
13,323	*	WEC Energy Group, Inc	599
5,586		Westar Energy, Inc	191
2,322		WGL Holdings, Inc	126
21,223		Xcel Energy, Inc	683
672		York Water Co	14

		TOTAL UTILITIES	27,696

		TOTAL COMMON STOCKS (Cost $481,978)	970,636

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
7		BioScrip, Inc	0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
512	m	Furiex Pharmaceuticals, Inc	5
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $11)	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
21,088,885	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$21,089

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	21,089

		TOTAL SHORT-TERM INVESTMENTS (Cost $21,089)	21,089

		TOTAL INVESTMENTS - 101.6% (Cost $503,078)	991,737
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(16,003)

		NET ASSETS - 100.0%	$975,734

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,648,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1
Date:	August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date:	August 6, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer